N-4			12 Months Ended
		May 01, 2026 USD ($) yr	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type		N-4
Entity Registrant Name		EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key		0002038891
Entity Investment Company Type		N-4
Document Period End Date		Dec. 31, 2025
Amendment Flag		false
C000257545 [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		The Segments of the SIO give you the opportunity to earn interest, which may be positive or negative, that we will credit at Segment maturity based, in part, on the performance of an external index at the end of a set period of time.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could experience a significant loss of principal and previously credited interest if the index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]		The SIO provides some protection against negative returns on the Segment Maturity Date (or Annual Lock Anniversary) through the use of a Segment Buffer.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 30% of loss. The Segment Buffer is the maximum amount of negative interest we will assume. We will credit any additional negative interest in excess of the Segment Buffer.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index return is
-25%
and the Segment Buffer is
-10%,
we will credit
-15%
		(the amount that exceeds the Segment Buffer) on the Segment Maturity Date (or Annual Lock Anniversary) assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]		You could lose as much as 70% (for Segments with a -30% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10%Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested
Index-Linked Option Overview, Limits Positive Return [Text Block]		The SIO may limit your participation in positive returns on the Segment Maturity Date (or Annual Lock Anniversary) through the use of Performance Cap Rates.The Performance Cap Rate is the highest return that you could be credited for positive index performance.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		The Performance Cap Rate is the highest return that you could be credited for positive index performance.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date (or Annual Lock Anniversary) assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		You could lose a significant amount of money due to the use of the Segment Interim Values.
Overview, Transactions Subject to Contract Adjustments [Text Block]		Prior to the Segment Maturity Date, the following transactions trigger the use of Segment Interim Values: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period. These withdrawals may also be subject to withdrawal charges, taxes, and possible tax penalties.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.

Withdrawal Charges

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Segment Interim Value

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (1)	1.15%	1.15%
Portfolio Company fees and expenses (2)	0.67%	0.97%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.20%	0.20%

(1)

Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
(2)

Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2025 and could change from year to year.
(3)

Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and negative Segment Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $1,678	Highest Annual Cost $2,089
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.

Withdrawal Charges

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Segment Interim Value

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Surrender Charge Phaseout Period, Years | yr		6
Surrender Charge (of Amount Surrendered) Maximum [Percent]		6.00%
Surrender Charge Example Maximum [Dollars]		$ 6,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value,
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Key Information, Transactions Subject to Contract Adjustment [Text Block]		In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (1)	1.15%	1.15%
Portfolio Company fees and expenses (2)	0.67%	0.97%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.20%	0.20%

(1)

Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
(2)

Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2025 and could change from year to year.
(3)

Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	[1]	1.15%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	[1]	1.15%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	[2]	0.67%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	[2]	0.97%
Optional Benefits Minimum [Percent]	[3]	0.20%
Optional Benefits Maximum [Percent]	[3]	0.20%
Base Contract (N-4) Footnotes [Text Block]		Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
Optional Benefits Footnotes [Text Block]		Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.
Index-Linked Option, Implicit Ongoing Fees [Text Block]		There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]		The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]		In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]		The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.
Investment Options Footnotes [Text Block]		Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and negative Segment Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $1,678	Highest Annual Cost $2,089
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]		$ 1,678
Highest Annual Cost [Dollars]		$ 2,089
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Highest Annual Cost Footnotes [Text Block]
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Risks [Table Text Block]

RISKS
Is There a Risk of Loss?
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 70% (for Segments with a -30% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO (e.g., the reference Indices). Each investment option available under the contract has its own unique risks. You should review the Portfolios and the Segments of the SIO available under the contract before making an investment decision.

The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.

The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date.
The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Structured Investment Option,” “Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, and death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]		10.00%
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]		You could lose as much as 70% (for Segments with a -30% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
Key Information, Default Reallocation Risk [Text Block]		If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]		The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date.
Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more investment options and transferring account value from any investment option to another investment option. You will not be permitted to invest in a Segment if the Segment Maturity Date is later than your contract maturity date. The maximum current number of active Segments, funded holding accounts, and/or Segment Types with an allocation on file that may be active in your contract at any time is 134.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in the variable investment options, which are not tied to the performance of an index.

We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

We have the right to substitute an alternative Index prior to the Segment Maturity Date if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time.
We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments comprising the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among the variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges, Expenses, and Adjustments” and “Portfolios of the Trust” and “Structured Investment Option” in “Purchasing the contract” in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Return of Premium Death Benefit and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

If you elect the Return of Premium death benefit you generally can not make additional contributions to your contract once you reach age 75.

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and may terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, Expenses, and Adjustments” in the Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract or if you make certain withdrawals from an investment option or from the contract, transfer account value between investment options, or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee (2)	$35
Third Party Transfer or Exchange Fee (3)	$125
Special Service Charges (4)	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments

SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
Applies to withdrawals (including automatic or systematic withdrawals, or required minimum distributions), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options) (1)(2)	1.15%

Optional Benefits Expenses

Return of Premium death benefit charge (as a percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO) (3)(4)	0.20%

(1)	This fee does not apply to amounts held in a Segment.

(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges, Expenses, and Adjustments”.

(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges, Expenses, and Adjustments”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

In addition to the fees described above, we limit the amount you can earn on the Segments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment Options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.67%	0.97%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,432	$12,484	$16,799	$27,327	$2,432	$7,484	$12,799	$27,327
EQ/MoneyMarket	$7,911	$10,912	$14,164	$21,997	$1,911	$5,912	$10,164	$21,997

Transaction Expenses [Table Text Block]
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract or if you make certain withdrawals from an investment option or from the contract, transfer account value between investment options, or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee (2)	$35
Third Party Transfer or Exchange Fee (3)	$125
Special Service Charges (4)	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]		0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	[4]	6.00%
Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

Transfer Fee, Current [Dollars]	[5]	$ 35
Transfer Fee, Footnotes [Text Block]		Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]		The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.
Contract Adjustments, Fee Table [Table Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments

SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
Applies to withdrawals (including automatic or systematic withdrawals, or required minimum distributions), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[6],[7]	100.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options) (1)(2)	1.15%

Optional Benefits Expenses

Return of Premium death benefit charge (as a percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO) (3)(4)	0.20%

(1)	This fee does not apply to amounts held in a Segment.

(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges, Expenses, and Adjustments”.

(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges, Expenses, and Adjustments”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Base Contract Expense (of Average Account Value), Current [Percent]	[8],[9]	1.15%
Base Contract Expense, Footnotes [Text Block]
(1)	This fee does not apply to amounts held in a Segment.

(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges, Expenses, and Adjustments”.

Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]		In addition to the fees described above, we limit the amount you can earn on the Segments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment Options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.67%	0.97%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]		Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	[10]	0.67%
Portfolio Company Expenses Maximum [Percent]	[10]	0.97%
Portfolio Company Expenses, Footnotes [Text Block]		“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,432	$12,484	$16,799	$27,327	$2,432	$7,484	$12,799	$27,327
EQ/MoneyMarket	$7,911	$10,912	$14,164	$21,997	$1,911	$5,912	$10,164	$21,997

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,432	$12,484	$16,799	$27,327	$2,432	$7,484	$12,799	$27,327
EQ/MoneyMarket	$7,911	$10,912	$14,164	$21,997	$1,911	$5,912	$10,164	$21,997

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,432	$12,484	$16,799	$27,327	$2,432	$7,484	$12,799	$27,327
EQ/MoneyMarket	$7,911	$10,912	$14,164	$21,997	$1,911	$5,912	$10,164	$21,997

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

This section discusses certain risks associated with purchasing a contract. The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

Variable Investment Options

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

Structured Investment Option

An investor is not invested in the Index or the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -30% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.
You could lose as much as 70% (for Segments with a
-30%
Segment Buffer) to
90
% (for Segments with a
-10%
Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date
.
We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For Standard Segments
. For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal and previously credited interest with a
-30%
Segment Buffer, up to 80% of your principal and previously credited interest with a -20% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.
For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose nearly 100% of your principal and previously credited interest in an Annual Lock Segment that lost 90% each Annual Lock Period. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Step Up, Dual Direction and Enhanced Upside Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Step Up or Dual Direction Segment you are subject to the same risk of loss as described above.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

•	Other Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	For Enhanced Upside Segments, the impact from the Enhanced Upside Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Segment Types with greater protection tend to have lower Performance Cap Rates than other similar Segment Types that use the same Index and duration but provide less protection.

Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in (1) taking a withdrawal (including a systematic withdrawal, automatic withdrawal, required minimum distribution); (2) transferring account value to a different investment option; (3) deducting account value to pay fees; (4) surrendering or annuitizing your contract; (5) payment of a death claim; and (6) canceling your contract and return it to us for a refund within your state’s “free look” period prior to a Segment Maturity Date due to charges and Segment Interim Value adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties. See “Withdrawals and surrenders” below.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risk Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•
We may not offer new Segments of any Segment Type, so certain Segments may not be available for you to transfer your Segment Maturity Value into and you would be limited to investing in the variable investment options

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment. If you decide to remove the amounts that were transferred to the new Segment before the new Segment’s Segment Maturity Date (which may be 1 or 6 years later), the transaction will trigger the Segment Interim Value and may be subject to withdrawal charges, taxes and tax penalties.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. The amounts transferred to the EQ/Money Market variable investment option may earn a return that is less than the return that could be earned in a different investment option.

•	If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of

Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is -10.00% on the Segment Maturity Date the Segment Rate of Return is 10.00%, the absolute value of the negative performance, whereas, if the Index Performance Rate is -10.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments except Annual Lock Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

•	The Segments track the performance of an Index. By investing in the SIO, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk
. Values of securities composing an Index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•
Large Cap Risk
. In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries. Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index and the NASDAQ-100 Price Return Index are comprised of large-cap companies.

•
Small Cap Risk
. Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of small-cap companies.

•
Foreign Securities Risk
. Foreign securities and Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies. The MSCI Emerging Markets Price Return Index and the NASDAQ-100 Price Return Index have exposure to foreign securities.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities. The MSCI Emerging Markets Price Return Index is exposed to emerging markets.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—
The performance of the iShares
®
MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—	The iShares ® MSCI EAFE ETF invests in foreign securities.

•	Past performance of an Index is not an indication of its future performance.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•	If the value for the underlying Index of a Segment is not published by the Index on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Withdrawals and Surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from a Segment prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity. See “Segment Interim Value” above.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	If you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.
Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—
the joint Reference Lives will not change unless one
ex-spouse
is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse
before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

Contract Changes Risk

•
We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments of the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited.

•
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, and transferring account value from any investment option to another investment option.

•
We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in only one Segment Option and the variable investment options, which is not tied to the performance of an index.

•	We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

Insurance Company Risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax and may be subject to tax penalties if taken before age 59 ½.
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		70.00%
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]		10.00%
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]		Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]		true
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]
Structured Investment Option

The SIO provides you with the opportunity to earn interest, which may be positive or negative, that we will credit based, in part, on the performance of a specified securities Index or exchanged-traded fund from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from one Annual Lock Anniversary to the next) for Annual Lock Segments. Please be aware that the possibility of a negative return could result in a significant loss of principal and previously credited interest if the Index declines in value. You generally have the opportunity to invest in any of the Segment Types currently offered, subject to the requirements, limitations and procedures disclosed in this section. You participate in the performance of an Index by investing in the corresponding Segment. Investments in Segments are not investments in the Indices themselves or in any underlying mutual funds; Segments are not “index funds.”

Segment Types

Information regarding the features of each of the currently available Segment Types, including the Index name and type, the Segment Duration, the Segment Rate of Return calculation method, the current Segment Buffer, and the minimum Performance Cap Rate for the life of the Segment Type, is available in an appendix to the Prospectus. See Appendix “Investment Options available under the contract.” We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Types. Each investment in a Segment Type that starts on a particular Segment Start Date is referred to as a Segment.

A Segment Type refers to a Segment Option that has the same Index, Segment Duration, and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account. Please refer to the “Definitions of key terms” section for a discussion of these terms.

We reserve the right to offer any or all Segment Types more or less frequently or to stop offering any of them or to suspend offering any or all of them temporarily for some or all contracts. Please see “Suspension, termination and changes to Segment Types” later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

The maximum current number of active Segments, funded holding account and/or Segment Types with an allocation on file that may be active in your contract at any time is 134.

Segment Start Date

Each Segment will have a Segment Start Date. Segments generally start on the first or third Thursday of each month. However, the Segment Start Date may sometimes be a different day under certain circumstances. Please see “Setting the Segment Maturity Date and Segment Start Date”. Also, we may offer Segments more or less frequently and on different days for some or all contracts.

Segment Type Holding Accounts

Any contribution or transfer designated for a Segment Type will be allocated to the corresponding Segment Type Holding Account until the Segment Start Date. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option. The Segment Type Holding Accounts have the same rate of return as the EQ/Money Market variable investment option. You must transfer or contribute to the Segment Type Holding Account for the corresponding Segment Type if you want to invest in a Segment; you cannot transfer or contribute directly to a Segment.

You can transfer amounts from a Segment Type Holding Account into any of the variable investment options, or another Segment Type Holding Account at any time up to the close of business on the last business day before the Segment Start Date.

Segment Participation Requirements

Provided that all participation requirements are met, all amounts allocated to a Segment Type that are in the associated Segment Type Holding Account as of the close of business on the business day preceding the Segment Start Date, plus any earnings on those amounts, will be transferred into the new Segment on the Segment Start Date. However, amounts transferred into the Segment Type Holding Account on the Segment Start Date itself will not be included in any new Segment created that day. These amounts will remain in the Segment Type Holding Account until they are transferred out or the next Segment Start Date on which the participation requirements are met for the amounts to be transferred into a new Segment.

The participation requirements are as follows: (1) Segment is available and (2) Segment Maturity Date Requirement is met. If these requirements are met, your account value in the Segment Type Holding Account will be transferred into a new Segment. This amount is your initial Segment Investment. Once your account value has been swept from a Segment Type Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date are not permitted.

(1) Segment is available.
The Segment must actually be created on the Segment Start Date as scheduled. We may suspend or terminate any Segment Type, at our sole discretion, at any time. If we terminate a Segment Type, no new Segments of that Segment Type will be created, and the amount that would have been transferred to the Segment will be transferred to the EQ/Money Market variable investment option instead. If we suspend a Segment Type, no new
Segments of that Segment Type will be created until the suspension ends, and the amount that would have been transferred to the Segment will remain in the Segment Type Holding Account.

(2) Segment Maturity Date Requirement is met.
The Segment Maturity Date must occur on or before the contract maturity date. If the Segment Maturity Date is after the contract maturity date, your account value in the Segment Type Holding Account will be transferred to the EQ/Money Market variable investment option.

Segment Duration

We currently offer Segment Types with a duration of 1 or 6 years. Amounts removed from a Segment prior to the Segment Maturity Date (i) will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated
based on the period those amounts were invested in a Segment or Annual Lock Period; (ii) will not receive the full protection of the Segment Buffer because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary; and (iii) could reduce the Segment Investment (which we use to calculate the Segment Maturity Value on the Segment Maturity Date as described in “Segment Maturity Value”) by more than the amount withdrawn due to the Segment Interim Value.
Amounts must remain in the Segment for the full Segment Duration to be credited with full interest, to receive the full protection of the Segment Buffer, and to avoid a possible negative Segment Interim Value adjustment in addition to potential withdrawal charges, taxes and tax penalties.
See “Segment Interim Value” below and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information.

For Annual Lock Segments, the Annual Lock Periods run from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from one Annual Lock Anniversary to the next). The Performance Cap Rate and Segment Buffer are applicable to each Annual Lock Period.

Before selecting a Segment for investment, you should consider whether you are likely to make a withdrawal from the Segment or surrender or annuitize your contract prior to the end of the 1 or 6 year Segment Duration. You should also consider whether you want your returns to be linked to the applicable Index for the Segment Duration and whether the Segment Buffer and Performance Cap Rate are consistent with your investment goals and risk tolerance for the 1 or 6 year period.

Segment Maturity Date

Your Segment Maturity Date is the Segment Business Day on which a Segment ends. You will receive advance notice of maturing Segments in which you are currently invested in your quarterly statement. You will generally also receive a second advance notice of maturing Segments in which you are currently invested. The additional notice is available by mail or electronically and is generally provided at least 30 days before a Segment Maturity Date. You can instruct us to stop delivering this second notice to you at any time. We reserve the right to discontinue this second notice at any time.

Setting the Segment Maturity Date and Segment Start Date

There will generally be two or more Segment Maturity Dates and Segment Start Dates each month that the contract is outstanding. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments will generally be scheduled to occur on consecutive business days that are also Segment Business Days.

If a Segment Maturity Date falls on a holiday, the Segment Maturity Date will generally be the preceding Segment Business Day. If a Segment Start Date falls on a holiday, the Segment Start Date will generally be the preceding Segment Business Day unless that preceding Segment Business Day is not in the same month. In these instances, no Segment will begin until the next scheduled Segment Start Date. Please see Appendix “Segment Maturity Date and Segment Start Date examples” for a demonstration of the effects that scheduled holidays can have on the Segment Maturity Date and the Segment Start Date.

Segment Maturity Instructions.
You may specify maturity instructions that tell us how to allocate the Segment Maturity Value among the investment options and you can change these instructions at any time. You may tell us either to follow your instructions on file for new contributions, to withdraw all or part of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment of the same Segment Type, provided the participation requirements are met. While you may specify or change your maturity instructions for maturing Segments at any time until the close of business on the Segment Maturity Date, we recommend submitting new or revised instructions at least five business days prior to the Segment Maturity Date.

As stated above, you may elect to have maturing Segments invested according to your instructions on file, and those instructions may include allocations to different Segment Types, or you may elect to transfer your Segment Maturity Value to the next available Segment of the same Segment Type in which you are currently invested. If you take either of these steps, then the designated portion of your Segment Maturity Value will be transferred to the corresponding Segment Type Holding Account, as of the close of business on the Segment Maturity Date. Assuming that all participation requirements are met, the designated amounts will be treated like any other amounts in a Segment Type Holding Account. On the next Segment Start Date, the designated amounts in the Segment Type Holding Account will be transferred into the corresponding Segment. Typically, this means the designated amounts would be held in a Segment Type Holding Account for at least one business day.

If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the Segment Type Holding Account for the same Segment Type as the maturing Segment. Your Segment Maturity Value would then be transferred from that Segment Type Holding Account into the next Segment of that Segment Type on the Segment Start Date except that if the next Segment to be created in the Segment Type would not meet the Segment Maturity Date Requirement or that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

If you are impacted by these delays, you may transfer your Segment Maturity Value into another Segment Type Holding Account or any other variable investment option at any time before the next Segment Start Date.

Segment Maturity Value

We calculate your Segment Maturity Value on the Segment Maturity Date using your Segment Investment and the Segment Rate of Return. See “Segment Rate of Return,” “Performance Cap Rate,” and “Segment Buffer” below for more information.

Your Segment Maturity Value for all Segments is calculated as follows:

We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus your Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment. Please note that the Segment Investment and resulting Segment Return Amount will have been reduced by the Return of Premium Death Benefit charge if those charges were deducted on any contract date anniversary during the Segment.

The values used in the calculation are based on the value of the Index on the Segment Start Date they are compared to the values on and the Segment Maturity Date or relevant Annual Lock Period. Any fluctuations in the value of the Index between the Segment Start Date and Segment Maturity Date or between the Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored in calculating the Segment Rate of Return. See Appendix “Segment Maturity Value Calculation Examples” for examples calculating the Segment Rate of Return, Segment Return Amount and Segment Maturity Value.

Segment Interim Value

The total amount earned on an investment in a Segment of the SIO is only applied at Segment maturity. If any amount leaves a Segment on any date prior to the Segment Maturity Date, we calculate the Segment Interim Value of the Segment as described in “Charges, Expenses, and Adjustments.” Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value calculation: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period.
If you make one of these transactions, the Segment Interim Value could ultimately result in a significant loss of principal and previously credited interest.

Segment Rate of Return

The Segment Rate of Return is calculated using the Segment Buffer or Performance Cap Rate as described below for each Segment Type. See Appendix: “Segment Maturity Value Calculation Examples” for numerical examples of each calculation method.

Standard Segments.
 For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please see Appendix “Investment Options available under the contract” for a list of the current Standard Segment Types.

Standard Segment example
: For the S&P 500 Price Return Index/6 year/-20% Segment Type, a Segment could be established as S&P 500 Price Return Index/6 year/-20% with a 45% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. The follow-
ing examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as 45% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 20% of the Index’s decline. If the Index performance is between -20% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value Calculation.

Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

Annual Lock Segments.
For Annual Lock Segments, the Segment Rate of Return is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected. The Annual Lock Yearly Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the first Annual Lock Anniversary and thereafter from one Annual Lock Anniversary to the next), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate for the Annual Lock Period:	Your Annual Lock Yearly Rate of Return for that Annual Lock Period will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0%
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer

We first multiply your Segment Investment by your Annual Lock Yearly Rate of Return for the first year (first Annual Lock Period) to get your Annual Lock Yearly Return Amount for that year (Annual Lock Period). Your Annual Lock Anniversary Ending Amount for the first Annual Lock Period is equal to your Segment Investment plus or minus your Annual Lock Yearly Return Amount for that Annual Lock Period. Your Annual Lock Yearly Return Amount for that period may be negative, in which case your Annual Lock Anniversary Ending Amount for that period will be less than your Segment Investment. The Annual Lock Anniversary Ending Amount on the first Annual Lock Anniversary is the Annual Lock Anniversary Starting Amount for the second year (second Annual Lock Period) that we multiply by the Annual Lock Yearly Rate of Return for that Annual Lock Period and so on for the remaining Annual Lock Periods until the Segment

Maturity Date (sixth Annual Lock Anniversary). These values are based on the change in the value of the relevant Index during the relevant Annual Lock Period. Any fluctuation in the value of the Index between a Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored when calculating the Annual Lock Anniversary Ending Amount.

Please note: (i) the Annual Lock Anniversary Starting Amount (and each subsequent Annual Lock Anniversary Starting and Ending Amount) is adjusted for any withdrawals (including any withdrawal charge and Return of Premium Death Benefit charge) from the Segment and (ii) the Annual Lock Anniversary Starting and Ending Amounts are used solely to calculate the Segment Maturity Value for Annual Lock Segments, are not credited to the contract, are not the Segment Interim Value, and cannot be received upon surrender or withdrawal.

Please see Appendix “Investment Options available under the contract” for a list of the current Annual Lock Segment Types.

Annual Lock Segment example
: For the S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% with a
10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six one-year periods starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during an Annual Lock Period, your Rate of Return could be as much as
10% for that Annual Lock Period. If the Index performs negatively during an Annual Lock Period, at that Annual Lock Anniversary you will be protected from the first 10% of the Index’s decline. If the Index performance is between
-10%
and 0% for that Annual Lock Period, your Annual Lock Anniversary Ending Amount on that Annual Lock Anniversary will be equal to the Annual Lock Anniversary Starting Amount (or Segment Investment for the first Annual Lock Period). See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value Calculation.

Step Up Segments.
 For Step Up Segments, the Segment Rate of Return is equal to

•	the Performance Cap Rate if the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date) is greater than or equal to zero or

•	the Index Performance Rate if the Index Performance Rate is negative, subject to the Segment Buffer,

minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than or equal to zero	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

If the Index Performance Rate:	Your Segment Rate of Return will be:
is negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note:
Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00% whereas, if the Index Performance Rate is
-0.01%
on the Segment Maturity Date the Segment Rate of Return is 0.00%.

Please see Appendix “Investment Options available under the contract” for a list of the current Step Up Segment Types.

Step Up Segment example:
 For the S&P 500 Price Return Index Step Up/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Step Up/1 year/-10% with a 9% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively or equal to zero during this period, your Segment Rate of Return would be 9% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value Calculation.

Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Step Up Segments is equal to the Performance Cap Rate for certain lower returns.

Dual Direction Segments.
For Dual Direction Segments, the Segment Rate of Return is equal to the absolute value of

Index Performance Rate subject to the Performance Cap Rate unless the Index Performance Rate is less than the Segment Buffer in which case it is equal to the Index Performance Rate subject to the Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is between the Performance Cap Rate and Segment Buffer (or equal to either)*	equal to absolute value of the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is less than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
*	If the Index Performance Rate is zero, the Segment Rate of Return is zero.

These values are based on the value of the Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note:
Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is
-10.00%
on the Segment Maturity Date the Segment Rate of Return is 10.00% whereas, if the Index Performance Rate is
-10.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%.

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Direction Segment Types.

Dual Direction Segment example:
For the S&P 500 Price Return Index/6 year Dual Direction/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Direction/6 year/-10% with a 90% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 90% for that Segment Duration. The following examples assume no withdrawals. If the Index performs negatively but not more negatively than the Segment Buffer during this period, at maturity your Segment Rate of Return will be equal to the absolute value of the Index’s negative performance. This means that if the Index performs negatively down to and including -10%, your Segment Rate of Return will be positive up to and including 10%. If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer. If the Index is flat (0% return), your Segment Rate of Return will be zero.
Please note:
The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, the absolute value of -3 is 3. Therefore, for purposes of the Segment Rate of Return calculation, the absolute value of the Index Performance Rate is simply the Index Performance Rate without regard to its mathematical sign (e.g., the absolute value of a -3% Index Performance Rate is 3%). See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value Calculation.

Please note:
Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -20% Segment Buffer, if the Index Performance Rate is -20.00% on the Segment Maturity Date the Segment Rate of Return is 20.00% whereas, if the Index Performance Rate is -20.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

Dual Direction Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Dual Direction Segments is equal to the absolute value of the Index Performance Rate for certain negative returns. Please note that the Performance Cap Rate and Segment Rate of Return for Dual Direction Segments are cumulative rates of return over the 6-year period from the Segment Start Date to the Segment Maturity Date. They are NOT annual rates, even though the Segment Duration is longer than one year.

Enhanced Upside Segments.
For Enhanced Upside Segments, the Segment Rate of Return is equal to:

•	the Index Performance Rate increased by the applicable Enhanced Upside Rate subject to the Performance Cap Rate if the Index Performance Rate is positive or

•	the Index Performance Rate subject to the Segment Buffer if the Index Performance Rate is zero or negative,

minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is positive
equal to LESSER of
(1)  The Index Performance Rate multiplied by the applicable Enhanced Upside Rate or
(2)  The Performance Cap Rate;
minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

If the Index Performance Rate:	Your Segment Rate of Return will be:
is between zero and the Segment Buffer (or equal to either)	equal to zero minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please see Appendix “Investment Options available under the contract” for a list of the current Enhanced Upside Segment Types.

Enhanced Upside Segment example
: For the S&P 500 Price Return Index/Enhanced Upside/6 year/-10%/Enhanced Upside Rate Segment Type, a Segment could be established as S&P 500 Price Return Index Enhanced Upside/6 year/-10%/125% Enhanced Upside Rate with an 80% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Index Performance Rate will be increased by an Enhanced Upside rate subject to the Performance Cap Rate and your Segment Rate of Return could be as much as 80% for that Segment Duration. If the Index performance Rate is flat (0%), the Enhanced Upside Rate will not apply and the Segment Rate of Return will be 0%. If the Index performs negatively during this period, the Enhanced Upside Rate will not apply and at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0% (or equal to either), your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value Calculation.

Enhanced Upside Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.
This is because the Index Performance Rate may be increased by an Enhanced Upside Rate for certain positive Index returns. Please note that the Performance Cap Rate and Segment Rate of Return for Enhanced Upside Segments are cumu-
lative rates of return over the 6-year period from the Segment Start Date to the Segment Maturity Date. They are NOT annual rates, even though the Segment Duration is longer than one year

On a Segment Maturity Date, the highest level of protection is the
-30%
Segment Buffer and lowest level of protection is the
-10%
Segment Buffer.

The Indices are described in more detail below, under the heading “Indices.”

Performance Cap Rate

The Performance Cap Rate determines the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date or the maximum Annual Lock Yearly Rate of Return on each Annual Lock Anniversary. Performance Cap Rates are announced at least two weeks before the Segment Start Date and can be found at www.equitable.com/scsplus1-rates-propectus. The Performance Cap Rate for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration. The Performance Cap Rate for the same Segment may be higher or lower for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

You may not transfer out of a Segment before the Segment Maturity Date. For more information regarding transfer restrictions, please see “Transferring your account value”.

The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. For example, if the index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.

Our minimum Performance Cap Rates for 6 year and 1 year Standard Segments is 12% and 2%, respectively. Our minimum Performance Cap Rate for Annual Lock Segments is 2%. Our minimum Performance Cap Rate for Step Up Segments is 2%. Our minimum Performance Cap Rate for Dual Direction Segments with the
-10%,
-15%
or
-20%
Segment Buffer is 12%, 15% or 20%, respectively. Our minimum Performance Cap Rate for Enhanced Upside Segments is 12%. We guarantee that for the life of your contract we will not open a Segment with a Performance Cap Rate below the applicable minimum rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment. When this happens, the Segment is referred to as uncapped.

Please note that the Performance Cap Rate and Segment Rate of Return are cumulative rates of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments, NOT annual rates, even if the Segment Duration is longer than one year.

The Performance Cap Rate is set at our sole discretion. In determining the current Performance Cap Rate for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the rates offered by our competitors, the rates of other Segments, and the current market enviroment.

Segment Buffer

The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer. The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 30% of loss.
There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer on the Segment Maturity Date
. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

The Segment Buffer for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration. See Appendix: “Investment Options available under the contract” for the current Segment Buffer for each Segment Type.
We will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

The Segment Buffer is set at our sole discretion. In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment. Before selecting a Segment for investment, you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration of the Segment Type.

On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the -30% Segment Buffer and lowest level of protection provided by a Segment Buffer is the -10% Segment Buffer.

Indices

Each Segment Type references an Index that determines the performance of its associated Segments. We currently offer Segment Types based on the performance of (1) securities indices or (2) exchange-traded funds. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term “Index” or, collectively, “Indices.” Not all Indices may be available under your contract. Please see Appendix “State contract availability and/or variations of certain features and benefits”.
Securities Indices.
The following securities Indices are currently available:

S&P 500 Price Return Index.
 The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Russell 2000
®
Price Return Index.
 The Russell 2000
®
Price Return Index was established by Russell Investments. The Russell 2000
®
Price Return Index measures the performance of the
small-cap
segment of the U.S. equity universe. The Russell 2000
®
Price Return Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
The Russell 2000
®
Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

MSCI Emerging Markets Price Return Index
. The MSCI Emerging Markets Price Return Index was established by MSCI. The MSCI Emerging Markets Price Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of the date of this Prospectus, the MSCI Emerging Markets Price Return Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The MSCI Emerging Markets Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

NASDAQ-100
Price Return Index
. The
NASDAQ-100
Price Return Index includes securities of 100 of the largest domestic and international non-financial
companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The
NASDAQ-100
Price Return Index does not include dividends

declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Exchange-Traded Funds
. The following exchange-traded funds are currently available:

iShares
®
MSCI EAFE ETF
. The iShares
®
MSCI EAFE ETF seeks investment results that correspond generally to the performance of the MSCI EAFE Index, which is the underlying index. The underlying index is composed of large and mid-capitalization developed market equities including Europe, Australasia and the Far East and excluding the United States and Canada. The iShares
®
MSCI EAFE ETF is an exchange traded fund. The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate the performance of the underlying index, may underperform the underlying index, or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index. The investment performance of the iShares
®
MSCI EAFE ETF Segment is only based on the closing share price of the Index Fund. The iShares
®
MSCI EAFE ETF Segment does not include dividends and other distributions declared by the Index Fund, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap Rate and a hypothetical
-10%
Segment Buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of
any
Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Effect of an emergency close.
Segments are scheduled to mature and start on Segment Business Days. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments starting will generally occur on consecutive business days that are also Segment Business Days. It is possible that an Index could be affected by an emergency close on a Segment Business Day, thereby affecting the Index’s ability to publish a price and our ability to mature or start Segments based on the affected Index. Emergency closes can have two consequences.

1.	If the NYSE experiences an emergency close and cannot publish any prices, we will delay the maturity or start of all Segments for all Indices.

2.	If any Index other than the NYSE experiences an emergency close, we will delay the maturity and start of the Segments using the affected Index and mature or start Segments for all unaffected Indices.

The emergency closure of an
Index other than the NYSE
can have a different effect if it occurs on a Segment Maturity Date rather than a Segment Start Date. We do not currently offer any such Index, but may in the future.

•
If an emergency close occurs on a scheduled Segment Maturity Date, then the Segment Maturity Date for that Segment will be delayed until the next Segment Business Day. The next Segment Business Day would be the Segment Start Date. If the emergency close only lasted that one day, the Segment Start Date and the Segment Maturity Date for the affected Segment would occur on the same day.

•
If an emergency close occurs on an Index other than the NYSE on a scheduled Segment Start Date, then we would not create Segments that utilize the affected Index. However, on that day we would create Segments that utilize unaffected Indices. Consequently, Segment Maturity Values designated for Segment Types that utilize an affected Index would not be allocated to Segments and would remain in the corresponding Segment Type Holding Account.

If the conditions that cause an emergency close persist, we will use reasonable efforts to calculate the Segment Maturity Value of any affected Segments. If the affected Index cannot be priced within eight days, we will contact a calculating agency, normally a bank we have a contractual relationship with, which will determine a price to reflect a reasonable estimate of the Index level.

Suspension, Termination and Changes to Segment Types and Indices

We may decide at any time until the close of business on each Segment Start Date whether to offer any or all of the Segment Types described in this Prospectus on a Segment Start Date for a particular Segment. We may suspend a Segment Type for a week, month or a period of several months, or we may terminate a Segment Type entirely.

If a Segment Type is suspended, your account value will remain in the Segment Type Holding Account until a Segment of that Segment Type is offered or you transfer out of the Segment Type Holding Account. We will provide you with written confirmation when money is not transferred from a Segment Type Holding Account into a segment due to the suspension of a Segment Type.

If a Segment Type is terminated, your account value in the corresponding Segment Type Holding Account will be defaulted into the EQ/Money Market variable investment option on the date that would have been the Segment Start Date.

We have the right to substitute an alternative index prior to Segment maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publisher of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. For example, if the Russell 2000
®
Index were not available, we might use the NASDAQ Composite Index.

We also have the right to add additional Indices under the contract at any time. We would provide notice about the use of additional Indices before they are available for use with a Segment or alternative Indices, as soon as practicable, after the Index is no longer being used. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value, Annual Lock Yearly Rate of Return, Annual Lock Anniversary Starting and Ending Amounts and Segment Interim Value because it would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment.

In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination.

We reserve the right to offer any or all Segment Types more or less frequently than we have been or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts.
If we stop offering or suspend certain Segment Types, each existing Segment of those Segment Types will remain invested until its respective Segment Maturity Date. In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the variable investment options. Such action would not change or limit any other rights or benefits under the contract. You could also choose to surrender your contract but you could be subject to the Segment Interim Value calculation, withdrawal charges, taxes and tax penalties, and if you purchase another retirement vehicle it may have different features, fees and risks than this contract. If you are buying this contract for the SIO you should speak to your financial advisor as to whether this product is right for you.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]		The SIO provides you with the opportunity to earn interest, which may be positive or negative, that we will credit based, in part, on the performance of a specified securities Index or exchanged-traded fund from the Segment Start Date to the Segment Maturity Date
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]		Investments in Segments are not investments in the Indices themselves or in any underlying mutual funds; Segments are not “index funds.”
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]		Please be aware that the possibility of a negative return could result in a significant loss of principal and previously credited interest if the Index declines in value
Index-Linked Option Details, Interest Crediting [Line Items]
Index-Linked Option Details, Interest Crediting [Text Block]
Segment Rate of Return

The Segment Rate of Return is calculated using the Segment Buffer or Performance Cap Rate as described below for each Segment Type. See Appendix: “Segment Maturity Value Calculation Examples” for numerical examples of each calculation method.

Standard Segments.
 For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please see Appendix “Investment Options available under the contract” for a list of the current Standard Segment Types.

Standard Segment example
: For the S&P 500 Price Return Index/6 year/-20% Segment Type, a Segment could be established as S&P 500 Price Return Index/6 year/-20% with a 45% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. The follow-
ing examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as 45% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 20% of the Index’s decline. If the Index performance is between -20% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value Calculation.

Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

Annual Lock Segments.
For Annual Lock Segments, the Segment Rate of Return is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected. The Annual Lock Yearly Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the first Annual Lock Anniversary and thereafter from one Annual Lock Anniversary to the next), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate for the Annual Lock Period:	Your Annual Lock Yearly Rate of Return for that Annual Lock Period will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0%
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer

We first multiply your Segment Investment by your Annual Lock Yearly Rate of Return for the first year (first Annual Lock Period) to get your Annual Lock Yearly Return Amount for that year (Annual Lock Period). Your Annual Lock Anniversary Ending Amount for the first Annual Lock Period is equal to your Segment Investment plus or minus your Annual Lock Yearly Return Amount for that Annual Lock Period. Your Annual Lock Yearly Return Amount for that period may be negative, in which case your Annual Lock Anniversary Ending Amount for that period will be less than your Segment Investment. The Annual Lock Anniversary Ending Amount on the first Annual Lock Anniversary is the Annual Lock Anniversary Starting Amount for the second year (second Annual Lock Period) that we multiply by the Annual Lock Yearly Rate of Return for that Annual Lock Period and so on for the remaining Annual Lock Periods until the Segment

Maturity Date (sixth Annual Lock Anniversary). These values are based on the change in the value of the relevant Index during the relevant Annual Lock Period. Any fluctuation in the value of the Index between a Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored when calculating the Annual Lock Anniversary Ending Amount.

Please note: (i) the Annual Lock Anniversary Starting Amount (and each subsequent Annual Lock Anniversary Starting and Ending Amount) is adjusted for any withdrawals (including any withdrawal charge and Return of Premium Death Benefit charge) from the Segment and (ii) the Annual Lock Anniversary Starting and Ending Amounts are used solely to calculate the Segment Maturity Value for Annual Lock Segments, are not credited to the contract, are not the Segment Interim Value, and cannot be received upon surrender or withdrawal.

Please see Appendix “Investment Options available under the contract” for a list of the current Annual Lock Segment Types.

Annual Lock Segment example
: For the S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% with a
10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six one-year periods starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during an Annual Lock Period, your Rate of Return could be as much as
10% for that Annual Lock Period. If the Index performs negatively during an Annual Lock Period, at that Annual Lock Anniversary you will be protected from the first 10% of the Index’s decline. If the Index performance is between
-10%
and 0% for that Annual Lock Period, your Annual Lock Anniversary Ending Amount on that Annual Lock Anniversary will be equal to the Annual Lock Anniversary Starting Amount (or Segment Investment for the first Annual Lock Period). See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value Calculation.

Step Up Segments.
 For Step Up Segments, the Segment Rate of Return is equal to

•	the Performance Cap Rate if the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date) is greater than or equal to zero or

•	the Index Performance Rate if the Index Performance Rate is negative, subject to the Segment Buffer,

minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than or equal to zero	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

If the Index Performance Rate:	Your Segment Rate of Return will be:
is negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note:
Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00% whereas, if the Index Performance Rate is
-0.01%
on the Segment Maturity Date the Segment Rate of Return is 0.00%.

Please see Appendix “Investment Options available under the contract” for a list of the current Step Up Segment Types.

Step Up Segment example:
 For the S&P 500 Price Return Index Step Up/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Step Up/1 year/-10% with a 9% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively or equal to zero during this period, your Segment Rate of Return would be 9% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value Calculation.

Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Step Up Segments is equal to the Performance Cap Rate for certain lower returns.

Dual Direction Segments.
For Dual Direction Segments, the Segment Rate of Return is equal to the absolute value of

Index Performance Rate subject to the Performance Cap Rate unless the Index Performance Rate is less than the Segment Buffer in which case it is equal to the Index Performance Rate subject to the Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is between the Performance Cap Rate and Segment Buffer (or equal to either)*	equal to absolute value of the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is less than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
*	If the Index Performance Rate is zero, the Segment Rate of Return is zero.

These values are based on the value of the Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note:
Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is
-10.00%
on the Segment Maturity Date the Segment Rate of Return is 10.00% whereas, if the Index Performance Rate is
-10.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%.

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Direction Segment Types.

Dual Direction Segment example:
For the S&P 500 Price Return Index/6 year Dual Direction/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Direction/6 year/-10% with a 90% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 90% for that Segment Duration. The following examples assume no withdrawals. If the Index performs negatively but not more negatively than the Segment Buffer during this period, at maturity your Segment Rate of Return will be equal to the absolute value of the Index’s negative performance. This means that if the Index performs negatively down to and including -10%, your Segment Rate of Return will be positive up to and including 10%. If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer. If the Index is flat (0% return), your Segment Rate of Return will be zero.
Please note:
The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, the absolute value of -3 is 3. Therefore, for purposes of the Segment Rate of Return calculation, the absolute value of the Index Performance Rate is simply the Index Performance Rate without regard to its mathematical sign (e.g., the absolute value of a -3% Index Performance Rate is 3%). See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value Calculation.

Please note:
Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -20% Segment Buffer, if the Index Performance Rate is -20.00% on the Segment Maturity Date the Segment Rate of Return is 20.00% whereas, if the Index Performance Rate is -20.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

		Dual Direction Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Dual Direction Segments is equal to the absolute value of the Index Performance Rate for certain negative returns. Please note that the Performance Cap Rate and Segment Rate of Return for Dual Direction Segments are cumulative rates of return over the 6-year period from the Segment Start Date to the Segment Maturity Date. They are NOT annual rates, even though the Segment Duration is longer than one year.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]		The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 30% of loss.
There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer on the Segment Maturity Date

Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]		For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.
Index-Linked Option Details, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]		The Segment Buffer for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration.
Index-Linked Option Details, Guaranteed Minimum Limit on Index Losses [Text Block]		We will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
Index-Linked Option Details, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]		The Segment Buffer is set at our sole discretion. In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment.
Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]		Before selecting a Segment for investment, you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration of the Segment Type.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]		The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]		The Performance Cap Rate determines the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date or the maximum Annual Lock Yearly Rate of Return on each Annual Lock Anniversary.
Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]		For example, if the index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]		The Performance Cap Rate for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration.
Index-Linked Option Details, Lowest Limit on Gains [Percent]		2.00%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]		Performance Cap Rates are announced at least two weeks before the Segment Start Date and can be found at www.equitable.com/scsplus1-rates-propectus.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]		The Performance Cap Rate is set at our sole discretion. In determining the current Performance Cap Rate for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the rates offered by our competitors, the rates of other Segments, and the current market enviroment.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Bar Chart Legend [Text Block]
The performance below is NOT the performance of
any
Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
Segment Types

Information regarding the features of each of the currently available Segment Types, including the Index name and type, the Segment Duration, the Segment Rate of Return calculation method, the current Segment Buffer, and the minimum Performance Cap Rate for the life of the Segment Type, is available in an appendix to the Prospectus. See Appendix “Investment Options available under the contract.” We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Types. Each investment in a Segment Type that starts on a particular Segment Start Date is referred to as a Segment.

A Segment Type refers to a Segment Option that has the same Index, Segment Duration, and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account. Please refer to the “Definitions of key terms” section for a discussion of these terms.

We reserve the right to offer any or all Segment Types more or less frequently or to stop offering any of them or to suspend offering any or all of them temporarily for some or all contracts. Please see “Suspension, termination and changes to Segment Types” later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

The maximum current number of active Segments, funded holding account and/or Segment Types with an allocation on file that may be active in your contract at any time is 134.

Index-Linked Option Details, Index Substitution [Text Block]	We have the right to substitute an alternative index prior to Segment maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publisher of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to

		acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.
Index-Linked Option Details, Index Substitution Calculation [Text Block]		We also have the right to add additional Indices under the contract at any time. We would provide notice about the use of additional Indices before they are available for use with a Segment or alternative Indices, as soon as practicable, after the Index is no longer being used. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value, Annual Lock Yearly Rate of Return, Annual Lock Anniversary Starting and Ending Amounts and Segment Interim Value because it would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
7.
Charges, Expenses, and Adjustments

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option (including the Segment Type Holding Account and dollar cap averaging account). These charges are reflected in the unit values of each variable investment option:

•	a variable investment option fee; and

•	a Return of Premium Death Benefit charge (if applicable).

We also deduct the Return of Premium Death Benefit charge from each Segment as part of the Segment Rate of Return.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	at the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge.

•	at the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

•	at the time you request a transfer among the variable investment options in excess of 12 transfers in a contract year — a transfer charge (currently, there is no transfer charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements”.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Charges under the contracts

Variable Investment Option fee

We deduct a daily charge from the net assets in each variable investment option (including the Segment Type Holding Account and dollar cap averaging account) to compensate us for administrative expenses, sales expenses and certain expense risks we assume under the contracts. The daily charge shown as an annual rate of the net assets in each variable investment option is 1.15%.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. This charge also compensates us for administrative expenses and a portion of our sales expenses, under the contract.

On a
non-guaranteed
basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this fee, then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

This fee does not apply to amounts held in a Segment.

Transfer charge

Currently, we do not charge for transfers among variable investment options under the contract. However, we reserve the right to charge for any transfers among variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge is designed to compensate the company with respect to administering the transaction. The charge is also designed to deter disruptive transfer activity. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Each time you request a transfer from one variable investment option to another, we will assess the transfer charge (if applicable). Separate requests submitted on the same day will each be treated as a separate transfer. Any transfer charge will be deducted from the variable investment options from which the transfer is made. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge. We will also not charge for transfers made in connection with our Dollar Cap Averaging Program.

Any such transfer charge will be deducted from Segment Interim Value of the Segment from which the transfer is made and the Segment Investment will be reduced on a pro rata basis by the same proportion that the Segment Interim Value was reduced on the date of the deduction by the amount of the charge.

Return of Premium Death Benefit charge

If you elect the Return of Premium Death Benefit, we deduct:

•
A daily charge from the net assets in each variable investment option (including each Segment Type Holding Account and the dollar cap averaging account). The charge is equal to an annual rate of 0.20% of the net assets in each investment option. We add the Return of Premium Death Benefit charge to the variable investment option fee and deduct the combined amount on a daily basis from the net assets in each variable investment option. On a non-guaranteed
basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the sum of the Return of Premium Death Benefit charge and the variable investment option fee, then we will waive the difference between the return on the EQ/Money Market variable investment option and the sum of the variable investment option fee and the Return of Premium Death Benefit charge, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive the sum of the Return of Premium Death Benefit charge and the variable investment option fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

and

•
A charge from each Segment as part of the Segment Rate of Return. The charge is equal to an annual rate of 0.20% of the Segment Investment in each Segment for the Segment Duration and is deducted when calculating the Segment Rate of Return on the Segment Maturity Date. A pro rata portion of this charge is deducted as part of the Segment Interim Value calculation if a partial withdrawal is taken from a Segment on a date other than the Segment Maturity Date or if the contract is surrendered, canceled, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation. If any portion of this charge is deducted from one or more Segments the Segment Interim Value adjustment will apply and, over time, could result in a significant loss of principal and previously credited interest.

The Return of Premium Death Benefit charge is designed to compensate us for providing the Return of Premium Death Benefit amount.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.
 We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.
Express mail charge.
 We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge.
 We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Check preparation charge.
 The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge, which would be deducted from the amount you request following imposition of such a charge. We reserve the right to charge a maximum of $85.

Charge for third-party transfer or exchange

Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge from the amount you request for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125.

Withdrawal charge

A withdrawal charge may apply in four circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; (3) we terminate your contract; or (4) if you annuitize your contract and elect a non-life contingent annuity option. The amount of the charge will depend on whether the 10% free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+

6%	6%	5%	5%	4%	3%	0%

For purposes of calculating the withdrawal charge, we treat the year in which we receive a contribution as “contract year 1.” Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See “Tax information”.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options (excluding the Segment Type Holding Accounts and dollar cap averaging account). If those amounts are insufficient, we will deduct all or a portion of the required amounts pro rata from the Segment Type Holding Accounts. If the amounts in the Segment Type Holding Accounts are still insufficient, we will deduct all or a portion of the required amounts from the dollar cap averaging account. If the amount in the dollar cap averaging account is still insufficient, we deduct all or a portion of the required amounts from the Segments on a pro rata basis. If you specify that your withdrawal be taken from specific investment options, the amount of the withdrawal charge will first be taken from the investment options you specify. If there is insufficient value in those options to pay the withdrawal charge after your withdrawal is deducted, then the remainder of the withdrawal charge is deducted as described above.

Withdrawals from a Segment or a Segment Type Holding Account are subject to the same withdrawal charge calculations as a withdrawal from any other investment option. Any withdrawal from a Segment will reduce the Segment Interim Value. A withdrawal from a Segment Type Holding Account reduces the amount that will be transferred to a Segment. For more information, see “Structured Investment Option” in “Purchasing the contract”.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.
Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of the contract year. In the first contract year amounts received within 90 days of the contract date are included for purposes of calculating the free withdrawal amount. When a contract is surrendered in certain states, the free withdrawal amount is not taken into account when calculating the amount of the withdrawal.

Assume you made an initial contribution of $100,000 to a 6-year Segment and a subsequent contribution of $40,000 in contract year 2 to another 6-year Segment. At the beginning of the seventh contract year, if your account value is $200,000, your withdrawal charge free amount is $120,000 ($20,000 from the 10% free withdrawal amount plus $100,000 from contributions which are no longer subject to withdrawal charges). If you withdraw the entire Segment Maturity Value of the first Segment when it matures (assume $150,000), you would pay a withdrawal charge of $900 on the $30,000 of contributions deemed to be withdrawn from the contract (3% of ($150,000 - $20,000 - $100,000)). As this example shows, for purposes of calculating withdrawal charges, all contributions (both initial and subsequent) are deemed withdrawn before any earnings, even earnings from Segments where the associated contributions are no longer subject to withdrawal charges.

Death.
 The withdrawal charge does not apply if the owner dies and a death benefit is payable to the beneficiary.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i)	An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that an owner’s (or older joint owner’s, if applicable) life expectancy is six months or less; or

(iii)
An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Adjustments

Adjustments with respect to early distributions from Segments

We calculate the Segment Interim Value when any amount leaves a Segment, whether a partial withdrawal or a full contract surrender, or upon death or cancellation or annuitization of the contract, from a Segment prior to the Segment Maturity Date. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value calculation: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s free look” period.
If you make one of these transactions, because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. The formula is designed to measure the fair value of your Segment Investment on the particular interim date, and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal prior to the Segment Maturity Date. You should note that even if a corresponding Index has experienced positive growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment.

The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Participation in upside performance for early withdrawals is pro-rated
based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

Withdrawals from a Segment prior to your Segment Maturity Date reduce the Segment Investment on a pro rata basis by the same proportion that the Segment Interim Value is reduced on the date of the withdrawal. We use the Segment Investment to determine your Segment Maturity Value.

Please note that if a Return of Premium Death Benefit charge is deducted from a Segment, the charge will be deducted from the Segment Interim Value.

The formula we use, in part, derives the fair value of hypothetical investments in fixed instruments and derivatives. These values provide us with protection from the risk that we will have to pay out account value related to a Segment prior to the Segment Maturity Date. The formula also includes an adjustment relating to the Cap Calculation Factor. This is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. Additional information about Segment Interim Values, including the actual calculation formula and examples illustrating the operation of the Segment Interim Value adjustment, is located in the SAI.

You can obtain the current Segment Interim Values for the Segments in which you are invested by calling 1-877-899-3743. The Segment Interim Value of a Segment can fluctuate daily, and the current value quoted to you may differ from the actual Segment Interim Value calculated at the time you make a transaction that triggers the Segment Interim Value calculation.

Charges that the Trust deducts

The Trust deducts charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trust.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the variable investment option fee, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the
12b-1
fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales and administration generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Applicable Period [Text Block]		We calculate the Segment Interim Value when any amount leaves a Segment, whether a partial withdrawal or a full contract surrender, or upon death or cancellation or annuitization of the contract, from a Segment prior to the Segment Maturity Date.
Contract Adjustment, Applicable Transaction [Text Block]		Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value calculation: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s free look” period.
Contract Adjustment, Manner Determined [Text Block]		The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. The formula is designed to measure the fair value of your Segment Investment on the particular interim date, and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal prior to the Segment Maturity Date. You should note that even if a corresponding Index has experienced positive growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment.
Contract Adjustment, Effect on Value and Benefits [Text Block]	The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Participation in upside performance for early withdrawals is pro-rated
		based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		You can obtain the current Segment Interim Values for the Segments in which you are invested by calling 1-877-899-3743.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		The Segment Interim Value of a Segment can fluctuate daily, and the current value quoted to you may differ from the actual Segment Interim Value calculated at the time you make a transaction that triggers the Segment Interim Value calculation.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract once you reach age 75
•
If elected, you will not get the Standard Death Benefit

(1)	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

35
There are no restrictions on which investment options you can invest in for the death benefits. The Segments and variable investment options may be conservative in nature and you may receive a higher rate of return from other investment options. If you are seeking more aggressive investment options the allowable investments may not be appropriate for you.

The standard death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. There is no additional charge for this benefit.

Return of Premium death benefit

At issue, you may elect the optional Return of Premium Death Benefit for an additional charge. The charge for this benefit is 0.20%. Once elected, the Return of Premium Death Benefit may not be voluntarily terminated.

The Return of Premium Death Benefit amount is equal to your initial contribution and any subsequent contributions to the contract less a deduction that reflects any withdrawals you make from the contract (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Return of Premium Death Benefit”. The amount of any withdrawal charge is described in “Charges, Expenses, and Adjustments — Withdrawal charge”. The death benefit payable if the Return of Premium Death Benefit is elected is the greater of the Return of Premium Death Benefit amount or the account value on the date we receive satisfactory proof of the Reference Life’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. For example, if your total contributions to the contract are $100,000 (and your account value is $90,000) and you have not taken any withdrawals, your Return of Premium Death Benefit amount is $100,000.

The Return of Premium Death Benefit is payable prior to annuitization upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). While the owner of the contract can be changed, the Reference Life cannot generally be changed. After the contract is issued the Reference Life (Lives) can only change as follows:

•	if you provide the required forms to remove an original joint owner due to divorce, we also remove that joint owner as a Reference Life; or

•	if the sole beneficiary is the surviving spouse, is under age 76, and elects to continue the contract upon the death of the sole Reference Life who was also the sole owner, that surviving spouse will become the new Reference Life.

If the contract has a
non-natural
owner, changing the annuitant will be treated as the death of the owner (but not as the death of the Reference Life) and the Return of Premium Death Benefit will not be payable but federal income tax rules will generally require payment of amounts under the contract within five years of changing the annuitant.
The Return of Premium Death Benefit is not available for issue ages 76 and higher. If the contract has joint owners, they must be spouses to elect the Return of Premium Death Benefit and both be less than 76 years old at issue. The Return of Premium Death Benefit is not available if the contract has a non-natural
owner and joint annuitants. No contributions are allowed after age 75 (or the first contract anniversary if later) if you elect the Return of Premium Death Benefit.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation.

How withdrawals affect your Return of Premium Death Benefit

Withdrawals through the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. If you take a withdrawal from your contract, you will reduce the Return of Premium Death Benefit amount and the reduction may be greater than the amount withdrawn. For example, if your account value is $30,000 and you withdraw $12,000 (including any withdrawal charge and Return of Premium Death Benefit charge), you have withdrawn 40% of your account value. If your Return of Premium Death Benefit amount was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 * 40%) and your new Return of Premium Death Benefit amount after the withdrawal would be $24,000 ($40,000 – $16,000). Withdrawals after the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit by the dollar amount your account value is reduced.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date.

How divorce may affect your Return of Premium Death Benefit

If you and your spouse become divorced after you purchase a contract with the Return of Premium Death Benefit, we will not divide the Return of Premium Death Benefit as part of the divorce settlement or judgement. If you are the sole owner (and Reference Life) of a contract with the Return of Premium Death Benefit, we will not remove you as the Reference Life even if your ex-spouse
becomes the sole owner of the contract as part of the divorce settlement or judgement. If you and your spouse are joint Reference Lives and you subsequently divorce, only upon submission of the necessary documentation to change the ownership of the contract to only one of the ex-spouses
will we drop the

other
ex-spouse
as a Reference Life.
If the ownership is not changed before one of the
ex-spouses
dies, the Return of Premium Death Benefit will not be payable
.
As noted earlier, the charge for the Return of Premium Death Benefit does not end on the transfer of ownership.

As a result of the divorce, you may be required to withdraw amounts from the contract to be paid to your ex-spouse.
Any such withdrawal will reduce the Return of Premium Death Benefit amount pro rata (and therefore possibly by more than the amount withdrawn), and a withdrawal charge and Return of Premium Death Benefit charge may also apply.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary during your lifetime and while the contract is in force. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Any part of a death benefit for which there is no named or designated beneficiary living at your death will be payable in a single sum to your surviving spouse, if any; if there is no surviving spouse, then to the surviving children in equal shares; if there are no surviving children, then to your estate. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. If the contract is owned by a qualified plan trust or other entity, the death benefit is payable to the entity owner. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.
Equitable Access Account

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Effect of the owner’s death

The Return of Premium Death Benefit was not elected.
In general, if the owner dies while the contract is in force, but before annuitization the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.

Once we have received notice of the owner’s death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.” If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under “Spousal continuation” or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not to exceed his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

The Return of Premium Death Benefit was elected.
In general, if the owner, who is also the sole Reference Life, dies while the contract is in force but before annuitization, the contract terminates and the death benefit is paid. If the contract is jointly owned at issue and the Reference Lives are spouses when the first Reference Life dies, the Return of Premium Death Benefit is payable upon the death of the surviving Reference Life. If the contract is owned by a non-natural
person, the annuitant will be the Reference Life and the death of the annuitant triggers the same rules that apply to the death of an owner.

If the original owner is changed to a new owner, and the new owner (who is not the Reference Life) dies before the Reference Life (or surviving Reference Life, if applicable), the Return of Premium Death Benefit is not payable and the post-death distribution rules discussed above apply.
See
“The Return of Premium Death Benefit was not elected”. Likewise, if a joint owner is added to the contract and that new joint owner (who is not the Reference Life) dies before the Reference Life, the Return of Premium Death Benefit is not payable and the post-death distribution rules apply.

Once we have notice of the Reference Life’s death (or surviving Reference Life’s death, if applicable), we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are certain circumstances, however, in which the contract can be continued by a successor owner or under the Beneficiary continuation option (“BCO”). If you are the sole Reference Life and your spouse is the sole primary beneficiary, your surviving spouse may be able to continue the contract as a successor owner, under “Spousal continuation” if your surviving spouse is not yet 76 years old. If your eligible surviving spouse continues the contract and the Return of Premium Death Benefit amount is greater than the account value, the difference will be added to the EQ/Money Market variable investment option unless your surviving spouse provides different allocation instructions.

If the beneficiary is not the surviving spouse, Spousal continuation is not available, but other post-death payout options under the BCO may be available.
Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any amount payable under the contract must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply if you did not elect the Return of Premium Death Benefit, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will continue to apply and no additional contributions will be permitted. If you did not elect the Return of Premium Death Benefit, the account value death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.

Spousal continuation

Return of Premium Death Benefit was not elected.
If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural
person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 95 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trust, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule remains in effect.

The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options.

If you divorce, Spousal continuation does not apply.

Return of Premium Death Benefit was elected.
If you are the original contract owner (and Reference Life) and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract, including the Return of Premium Death Benefit, as successor owner (and the new Reference Life) upon your death under certain conditions. The Return of Premium Death Benefit charge will continue to apply. Spousal beneficiaries (who were not also a Reference Life) must be 75 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. If you jointly own the contract with your spouse and you are joint Reference Lives, the contract continues with your spouse as the surviving Reference Life. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. For traditional and Roth IRAs, depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
 The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment, 1 year Standard Segment or a variable investment option.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	Transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	A beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, you may choose to calculate the required amount yourself and request partial withdrawals. Regardless of whether you elect this option, any remaining amounts will be distributed to you by the end of the 10th calendar year following the year of the owner’s death. It is your responsibility to ensure that you comply with RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner or the surviving joint owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.
Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death. If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment, 1 year Standard Segment or a variable investment option.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	Transfer restrictions on amounts in Segments prior to the election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•
Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the amount payable under the contract is a death benefit:

•	No withdrawal charges will apply to withdrawals of the death benefit by the beneficiary.

If the amount payable under the contract is the cash value:

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges, Expenses, and Adjustments”.

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary’s age, need for immediate income and a desire to continue the contract.

Other Benefits

Dollar Cap Averaging Program

Our Dollar Cap Averaging Program (“Program”) is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The Program allows you to gradually allocate amounts to available Segment Type Holding Accounts by periodically transferring approximately the same dollar amount to your selected Segment Type Holding Accounts. Regular allocations to the Segment Type Holding Accounts will allow you to invest in the Segments at different Performance Cap Rates. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segment Type Holding Accounts, limit the number of Segments which you may elect or discontinue offering the Program.
Under the Dollar Cap Averaging Program:

•	The minimum initial contribution required to establish a Program is $25,000.

•	There is no minimum contribution requirement for subsequent contributions to an existing Program. Subsequent contributions do not extend the time period of the Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment Type Holding Account(s) for the remainder of the Program.

•	The Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

•	If you elect to invest in the Program at contract issue, 100% of your initial contribution must be allocated to the Program. In other words, your initial contribution cannot be split between your Program and any other investment option available under the contract.

•	Your allocation instructions for the Program must match your instructions on file on the day the Program is established. If you change your allocation instructions on file, the instructions for your Program will change to match your new allocation instructions.

•	We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•	Currently, your account value will be transferred from the Program into your designated Segment Type Holding Account(s) on a monthly basis (using the first transfer into a Segment as the starting point for the monthly transfers). For example, if the first Segment Start Date is the first Thursday in June, each subsequent Dollar Cap Averaging transfer will generally occur on the first Thursday of the month until the requested duration is met. We may offer the Program in the future with transfers on a different basis. You can learn more about the Program by contacting your financial professional or our processing office.

•	Transfers from the dollar cap averaging account into the designated Segment Type Holding Account(s) will occur the business day preceding the next Segment Start Date. For example, if a contract is issued on January 10th and the next Segment Start Date is January 16th and January 15th is a business day, the first transfer from the dollar cap averaging account into the designated Segment Type Holding Account(s) will generally occur on January 15th.

•	Any transfers or withdrawals from the dollar cap averaging account will terminate the Program. Upon termination, all funds will be transferred to the investment options according to your allocation instructions. However, any forced withdrawals from the dollar cap averaging account as a result of an RMD will not terminate the Program.

•	If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value in the terminated Segment Type Holding Account will be moved to the EQ/Money Market variable investment option and the Program will continue.

If there are multiple Segments being transferred into as part of the Program and on the first Segment Start Date one of the Segment Types is suspended, the Suspended Segment Type will transfer on the next Segment Start Date and all subsequent transfers will generally occur on the same Thursday of the month established by the non-suspended transfers.

•	You may cancel your participation in the Program at any time by notifying us in writing. If you terminate your Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

Benefits Available [Table Text Block]

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract once you reach age 75
•
If elected, you will not get the Standard Death Benefit

(1)	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment Options available under the contract

Variable Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157145. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy † — Equitable Investment Management Group, LLC (“EIMG”)	0.97%	10.05%	4.68%	6.08%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157145. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
		EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy † — Equitable Investment Management Group, LLC (“EIMG”)	0.97%	10.05%	4.68%	6.08%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scsplus1-rates-prospectus. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
S&P 500 Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
iShares ® MSCI EAFE ETF*	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
NASDAQ-100 Price Return Index*	Market Index	1 year	Standard	-10%	2%
MSCI Emerging Markets Price Return Index*	Market Index	1 year	Standard	-10%	2%

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
S&P 500 Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
Russell 2000 ® Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
iShares ® MSCI EAFE ETF*	Market Index	6 year	Annual Lock	-10%	2%
S&P 500 Price Return Index*	Market Index	1 year	Step Up	-10%	2%
Russell 2000 ® Price Return Index*	Market Index	1 year	Step Up	-10%	2%
iShares ® MSCI EAFE ETF*	Market Index	1 year	Step Up	-10%	2%
S&P 500 Price Return Index*	Market Index	6 year	Enhanced Upside 1	-10%	12%
S&P 500 Price Return Index*	Market Index	6 year	Dual Direction	-10%; -15%; -20%	12%; 15%; 20%
*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

1	Enhanced Upside Rate of 125%.

Index-Linked Options Available [Table Text Block]
The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scsplus1-rates-prospectus. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
S&P 500 Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
iShares ® MSCI EAFE ETF*	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
NASDAQ-100 Price Return Index*	Market Index	1 year	Standard	-10%	2%
MSCI Emerging Markets Price Return Index*	Market Index	1 year	Standard	-10%	2%

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
S&P 500 Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
Russell 2000 ® Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
iShares ® MSCI EAFE ETF*	Market Index	6 year	Annual Lock	-10%	2%
S&P 500 Price Return Index*	Market Index	1 year	Step Up	-10%	2%
Russell 2000 ® Price Return Index*	Market Index	1 year	Step Up	-10%	2%
iShares ® MSCI EAFE ETF*	Market Index	1 year	Step Up	-10%	2%
S&P 500 Price Return Index*	Market Index	6 year	Enhanced Upside 1	-10%	12%
S&P 500 Price Return Index*	Market Index	6 year	Dual Direction	-10%; -15%; -20%	12%; 15%; 20%
*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

1	Enhanced Upside Rate of 125%.

Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Available, Restrictions [Text Block]		We will not open a Segment with a Performance Cap Rate below the applicable minimum rate.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

(a)
For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of
December
31 of the prior calendar year.

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Structured Capital Strategies ® PLUS	38,838	8,564,471,329	15	32,068,579	1,894,742,488	Yes
Structured Capital Strategies ® PLUS Guard SM	312	72,467,215	0	67,510	22,551,724	Yes

(b)	See Exhibit (27)(r) Historical Current Limits on Index Gains.

Non-variable Annuities [Line Items]
Non-variable Annuities, Name			Structured Capital Strategies® PLUS
Non-variable Annuities, Number Outstanding			38,838
Non-variable Annuities, Total Value			$ 8,564,471,329
Non-variable Annuities, Number Sold			15
Non-variable Annuities, Gross Premiums			$ 32,068,579
Non-variable Annuities, Value Redeemed			$ 1,894,742,488
Non-variable Annuities, Combination [Flag]			true
C000257545 [Member] | EQ/Balanced Strategy [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]		$ 8,432
Surrender Expense, 3 Years, Maximum [Dollars]		12,484
Surrender Expense, 5 Years, Maximum [Dollars]		16,799
Surrender Expense, 10 Years, Maximum [Dollars]		27,327
Annuitized Expense, 1 Year, Maximum [Dollars]		8,432
Annuitized Expense, 3 Years, Maximum [Dollars]		12,484
Annuitized Expense, 5 Years, Minimum [Dollars]		16,799
Annuitized Expense, 10 Years, Maximum [Dollars]		27,327
No Surrender Expense, 1 Year, Maximum [Dollars]		2,432
No Surrender Expense, 3 Years, Maximum [Dollars]		7,484
No Surrender Expense, 5 Years, Maximum [Dollars]		12,799
No Surrender Expense, 10 Years, Maximum [Dollars]		$ 27,327
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Asset Allocation
Portfolio Company Name [Text Block]	[11]	EQ/Balanced Strategy
Portfolio Company Adviser [Text Block]		Equitable Investment Management Group, LLC (“EIMG”)
Current Expenses [Percent]		0.97%
Average Annual Total Returns, 1 Year [Percent]		10.05%
Average Annual Total Returns, 5 Years [Percent]		4.68%
Average Annual Total Returns, 10 Years [Percent]		6.08%
C000257545 [Member] | EQ/Money Market [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]		$ 7,911
Surrender Expense, 3 Years, Maximum [Dollars]		10,912
Surrender Expense, 5 Years, Maximum [Dollars]		14,164
Surrender Expense, 10 Years, Maximum [Dollars]		21,997
Annuitized Expense, 1 Year, Maximum [Dollars]		7,911
Annuitized Expense, 3 Years, Maximum [Dollars]		10,912
Annuitized Expense, 5 Years, Maximum [Dollars]		14,164
Annuitized Expense, 10 Years, Maximum [Dollars]		21,997
No Surrender Expense, 1 Year, Maximum [Dollars]		1,911
No Surrender Expense, 3 Years, Maximum [Dollars]		5,912
No Surrender Expense, 5 Years, Maximum [Dollars]		10,164
No Surrender Expense, 10 Years, Maximum [Dollars]		$ 21,997
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Cash/Cash Equivalent
Portfolio Company Name [Text Block]	[12]	EQ/Money Market
Portfolio Company Adviser [Text Block]		EIMG
Portfolio Company Subadviser [Text Block]		Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]		0.67%
Average Annual Total Returns, 1 Year [Percent]		3.66%
Average Annual Total Returns, 5 Years [Percent]		2.79%
Average Annual Total Returns, 10 Years [Percent]		1.73%
C000257545 [Member] | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Footnotes [Text Block]
(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges, Expenses, and Adjustments”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Item 10. Benefits Available [Line Items]
Optional Benefit Expense, Footnotes [Text Block]
(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges, Expenses, and Adjustments”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

C000257545 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Standard Death Benefit
Purpose of Benefit [Text Block]		Guarantees beneficiaries will receive a benefit equal to your account value.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• Available only at contract purchase
Name of Benefit [Text Block]		Standard Death Benefit
C000257545 [Member] | Return of Premium death benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	[13],[14],[15]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Return of Premium Death Benefit
Purpose of Benefit [Text Block]		Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Current [Percent]	[13],[14],[15]	0.20%
Brief Restrictions / Limitations [Text Block]
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract once you reach age 75
•
If elected, you will not get the Standard Death Benefit

Name of Benefit [Text Block]		Return of Premium Death Benefit
C000257545 [Member] | Dollar Cap Averaging [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Dollar Cap Averaging
Purpose of Benefit [Text Block]		Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• $25,000 minimum to begin program
Name of Benefit [Text Block]		Dollar Cap Averaging
C000257545 [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	[16]	$ 125
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000257545 [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	[17]	$ 90
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000257545 [Member] | Standard [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
C000257545 [Member] | Annual Lock [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		2.00%
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]		2.00%
C000257545 [Member] | Step Up [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		2.00%
C000257545 [Member] | Enhanced Upside [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		12.00%
C000257545 [Member] | Dual Direction [Member] | Segment Buffer 10% [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		12.00%
C000257545 [Member] | Dual Direction [Member] | Segment Buffer 15% [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		15.00%
C000257545 [Member] | Dual Direction [Member] | Segment Buffer 20% [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		20.00%
C000257545 [Member] | Point to Point 6 year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		12.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		12.00%
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]		12.00%
C000257545 [Member] | Point to Point 1 year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		2.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		2.00%
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]		2.00%
C000257545 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 70% (for Segments with a -30% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		100.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		70.00%
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000257545 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Key Information, Reallocation Risk [Text Block]		On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000257545 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO (e.g., the reference Indices). Each investment option available under the contract has its own unique risks. You should review the Portfolios and the Segments of the SIO available under the contract before making an investment decision.

The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.

The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date.
The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Structured Investment Option,” “Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]		The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date.
		The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]		For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]		All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]		This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.
C000257545 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, and death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000257545 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

•
We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments of the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited.

•
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, and transferring account value from any investment option to another investment option.

•
We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in only one Segment Option and the variable investment options, which is not tied to the performance of an index.

•	We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

C000257545 [Member] | Variable Investment Options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Variable Investment Options

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

C000257545 [Member] | Structured Investment Option [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Structured Investment Option

An investor is not invested in the Index or the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -30% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.
You could lose as much as 70% (for Segments with a
-30%
Segment Buffer) to
90
% (for Segments with a
-10%
Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date
.
We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For Standard Segments
. For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal and previously credited interest with a
-30%
Segment Buffer, up to 80% of your principal and previously credited interest with a -20% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.
For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose nearly 100% of your principal and previously credited interest in an Annual Lock Segment that lost 90% each Annual Lock Period. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Step Up, Dual Direction and Enhanced Upside Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Step Up or Dual Direction Segment you are subject to the same risk of loss as described above.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

•	Other Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	For Enhanced Upside Segments, the impact from the Enhanced Upside Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Segment Types with greater protection tend to have lower Performance Cap Rates than other similar Segment Types that use the same Index and duration but provide less protection.

Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in (1) taking a withdrawal (including a systematic withdrawal, automatic withdrawal, required minimum distribution); (2) transferring account value to a different investment option; (3) deducting account value to pay fees; (4) surrendering or annuitizing your contract; (5) payment of a death claim; and (6) canceling your contract and return it to us for a refund within your state’s “free look” period prior to a Segment Maturity Date due to charges and Segment Interim Value adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties. See “Withdrawals and surrenders” below.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risk Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•
We may not offer new Segments of any Segment Type, so certain Segments may not be available for you to transfer your Segment Maturity Value into and you would be limited to investing in the variable investment options

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment. If you decide to remove the amounts that were transferred to the new Segment before the new Segment’s Segment Maturity Date (which may be 1 or 6 years later), the transaction will trigger the Segment Interim Value and may be subject to withdrawal charges, taxes and tax penalties.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. The amounts transferred to the EQ/Money Market variable investment option may earn a return that is less than the return that could be earned in a different investment option.

•	If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of

Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is -10.00% on the Segment Maturity Date the Segment Rate of Return is 10.00%, the absolute value of the negative performance, whereas, if the Index Performance Rate is -10.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments except Annual Lock Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

•	The Segments track the performance of an Index. By investing in the SIO, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk
. Values of securities composing an Index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•
Large Cap Risk
. In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries. Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index and the NASDAQ-100 Price Return Index are comprised of large-cap companies.

•
Small Cap Risk
. Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of small-cap companies.

•
Foreign Securities Risk
. Foreign securities and Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies. The MSCI Emerging Markets Price Return Index and the NASDAQ-100 Price Return Index have exposure to foreign securities.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities. The MSCI Emerging Markets Price Return Index is exposed to emerging markets.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—
The performance of the iShares
®
MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—	The iShares ® MSCI EAFE ETF invests in foreign securities.

•	Past performance of an Index is not an indication of its future performance.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•	If the value for the underlying Index of a Segment is not published by the Index on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]		70.00%
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]
•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -30% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.
You could lose as much as 70% (for Segments with a
-30%
Segment Buffer) to
90
% (for Segments with a
-10%
Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date
.
We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]		An investor is not invested in the Index or the securities tracked by the Index
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	You could lose as much as 70% (for Segments with a
-30%
Segment Buffer) to
90
% (for Segments with a
-10%
		Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date
C000257545 [Member] | Withdrawals and Surrenders [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Withdrawals and Surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from a Segment prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity. See “Segment Interim Value” above.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	If you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.

C000257545 [Member] | Return of Premium Death Benefit [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—
the joint Reference Lives will not change unless one
ex-spouse
is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse
before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

C000257545 [Member] | Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax and may be subject to tax penalties if taken before age 59 ½.

C000257545 [Member] | Availability by Financial Intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000257545 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000257545 [Member] | SP 500 Price Return Index [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
S&P 500 Price Return Index.
		The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
C000257545 [Member] | SP 500 Price Return Index [Member] | Standard [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | SP 500 Price Return Index [Member] | Annual Lock [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | SP 500 Price Return Index [Member] | Step Up [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Step Up
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | SP 500 Price Return Index [Member] | Enhanced Upside [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology	[19]	Enhanced Upside
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | SP 500 Price Return Index [Member] | Dual Direction [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Direction
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | Russell 2000 Price Return Index [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
Russell 2000
®
Price Return Index.
 The Russell 2000
®
Price Return Index was established by Russell Investments. The Russell 2000
®
Price Return Index measures the performance of the
small-cap
segment of the U.S. equity universe. The Russell 2000
®
Price Return Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
The Russell 2000
®
Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
		Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	12.18%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The Russell 2000 ® Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
C000257545 [Member] | Russell 2000 Price Return Index [Member] | Standard [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | Russell 2000 Price Return Index [Member] | Annual Lock [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | Russell 2000 Price Return Index [Member] | Step Up [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Step Up
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | iShares MSCI EAFE ETF [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
iShares
®
MSCI EAFE ETF
. The iShares
®
MSCI EAFE ETF seeks investment results that correspond generally to the performance of the MSCI EAFE Index, which is the underlying index. The underlying index is composed of large and mid-capitalization developed market equities including Europe, Australasia and the Far East and excluding the United States and Canada. The iShares
®
MSCI EAFE ETF is an exchange traded fund. The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate the performance of the underlying index, may underperform the underlying index, or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index. The investment performance of the iShares
®
MSCI EAFE ETF Segment is only based on the closing share price of the Index Fund. The iShares
®
MSCI EAFE ETF Segment does not include dividends and other distributions declared by the Index Fund, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap Rate and a hypothetical
-10%
Segment Buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			27.01%	0.35%	14.79%	(16.57%)	7.84%	5.07%	18.14%	(16.40%)	21.79%	(1.74%)
Annual Return, Example Capped and Buffered [Percent]			5.00%	0.35%	5.00%	(6.57%)	5.00%	5.00%	5.00%	(6.40%)	5.00%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The iShares ® MSCI EAFE ETF Segment does not include dividends and other distributions declared by the Index Fund, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
C000257545 [Member] | iShares MSCI EAFE ETF [Member] | Standard [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	iShares® MSCI EAFE ETF
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | iShares MSCI EAFE ETF [Member] | Annual Lock [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	iShares® MSCI EAFE ETF
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | iShares MSCI EAFE ETF [Member] | Step Up [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	iShares® MSCI EAFE ETF
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Step Up
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | NASDAQ100 Price Return Index [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
NASDAQ-100
Price Return Index
. The
NASDAQ-100
Price Return Index includes securities of 100 of the largest domestic and international non-financial
companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The
NASDAQ-100
		Price Return Index does not include dividendsdeclared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.14%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The NASDAQ-100 Price Return Index does not include dividendsdeclared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
C000257545 [Member] | NASDAQ100 Price Return Index [Member] | Standard [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257545 [Member] | MSCI Emerging Markets Price Return Index [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
MSCI Emerging Markets Price Return Index
		. The MSCI Emerging Markets Price Return Index was established by MSCI. The MSCI Emerging Markets Price Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of the date of this Prospectus, the MSCI Emerging Markets Price Return Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The MSCI Emerging Markets Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			30.58%	5.05%	7.04%	(22.37%)	(4.59%)	15.84%	15.43%	(16.64%)	34.35%	8.58%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(12.37%)	0.00%	5.00%	5.00%	(6.64%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The MSCI Emerging Markets Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
C000257545 [Member] | MSCI Emerging Markets Price Return Index [Member] | Standard [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	MSCI Emerging Markets Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257546 [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		The Segments of the SIO give you the opportunity to earn interest, which may be positive or negative, that we will credit at Segment maturity based, in part, on the performance of an external index at the end of a set period of time.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could experience a significant loss of principal and previously credited interest if the index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]		The SIO provides some protection against negative returns on the Segment Maturity Date (or Annual Lock Anniversary) through the use of a Segment Buffer.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 15% of loss. The Segment Buffer is the maximum amount of negative interest we will assume. We will credit any additional negative interest in excess of the Segment Buffer.
You could lose as much as 85% (for Segments with a -15% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10%
		Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index return is
-25%
and the Segment Buffer is
-10%,
we will credit
-15%
		(the amount that exceeds the Segment Buffer) on the Segment Maturity Date (or Annual Lock Anniversary), meaning your Segment Investment will decrease by 15%.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]		We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Overview, Limits Positive Return [Text Block]		The SIO may limit your participation in positive returns on the Segment Maturity Date (or Annual Lock Anniversary) through the use of Performance Cap Rates.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		The Performance Cap Rate is the highest return that you could be credited for positive index performance. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date (or Annual Lock Anniversary) assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		We use the Segment Interim Values for your Segments of the SIO if you remove any amount from a Segment on any date prior to the Segment Maturity Date. This amount may be less than the amount invested and may be less than the amount you would receive had you held the investment until maturity. You could lose a significant amount of money due to the use of the Segment Interim Values.
Overview, Transactions Subject to Contract Adjustments [Text Block]		Prior to the Segment Maturity Date, the following transactions trigger the use of Segment Interim Values: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period. These withdrawals may also be subject to withdrawal charges, taxes, and possible tax penalties.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.

Withdrawal Charges

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Segment Interim Value

There is an a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (1)	1.15%	1.15%
Portfolio Company fees and expenses (2)	0.67%	0.97%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.20%	0.20%

(1)

Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
(2)

Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2025 and could change from year to year.
(3)

Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and negative Segment Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $1,678	Highest Annual Cost $2,089
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.

Withdrawal Charges

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Segment Interim Value

There is an a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Surrender Charge Phaseout Period, Years | yr		6
Surrender Charge (of Amount Surrendered) Maximum [Percent]		6.00%
Surrender Charge Example Maximum [Dollars]		$ 6,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		There is an a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Key Information, Transactions Subject to Contract Adjustment [Text Block]		In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee) (1)	1.15%	1.15%
Portfolio Company fees and expenses (2)	0.67%	0.97%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.20%	0.20%

(1)

Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
(2)

Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2025 and could change from year to year.
(3)

Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	[1]	1.15%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	[1]	1.15%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	[2]	0.67%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	[2]	0.97%
Optional Benefits Minimum [Percent]	[3]	0.20%
Optional Benefits Maximum [Percent]	[3]	0.20%
Base Contract (N-4) Footnotes [Text Block]		Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
Optional Benefits Footnotes [Text Block]		Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.
Index-Linked Option, Implicit Ongoing Fees [Text Block]		There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]		The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]		In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]		The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below
Investment Options Footnotes [Text Block]		Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and negative Segment Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $1,678	Highest Annual Cost $2,089
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]		$ 1,678
Highest Annual Cost [Dollars]		$ 2,089
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Highest Annual Cost Footnotes [Text Block]
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Risks [Table Text Block]

RISKS
Is There a Risk of Loss?
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 85% (for Segments with a -15% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment and death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO (e.g., the reference Indices). Each investment option available under the contract has its own unique risks. You should review the Portfolios and the Segments of the SIO available under the contract before making an investment decision.

The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns
.

The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date. The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit
-15%
(the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see ”Structured Investment Option”, “Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, and death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]		10.00%
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]		You could lose some or all of your account value, depending on the investment options you choose.
Key Information, Default Reallocation Risk [Text Block]		If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]		The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]		The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns .
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]		The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit
-15%
		(the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]		All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]		This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more investment options and transferring account value from any investment option to another investment option. You will not be permitted to invest in a Segment if the Segment Maturity Date is later than your contract maturity date. The maximum current number of active Segments, funded holding accounts, and/or Segment Types with an allocation on file that may be active in your contract at any time is 134.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in the variable investment options, which are not tied to the performance of an index.

We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

We have the right to substitute an alternative Index prior to the Segment Maturity Date if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time.

We can refuse to accept contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments comprising the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among the variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges, Expenses, and Adjustments” and “Portfolios of the Trust” and “Structured Investment Option” in “Purchasing the contract” in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Return of Premium Death Benefit and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

If you elect the Return of Premium death benefit you generally can not make additional contributions to your contract once you reach age 75.

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and may terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, Expenses, and Adjustments” in the Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract or if you make certain withdrawals from an investment option or from the contract, transfer account value between investment options, or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee (2)	$35
Third Party Transfer or Exchange Fee (3)	$125
Special Service Charges (4)	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion
of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
Applies to withdrawals (including automatic or systematic withdrawals, or required minimum distributions), surrenders, death benefits, annuitization, and contract cancellation prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

14
The next table describes the fees and expenses that you will pay each
year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options) (1)(2)	1.15%

Optional Benefits Expenses

Return of Premium death benefit charge (as a percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO) (3)(4)	0.20%

(1)	This fee does not apply to amounts held in a Segment.

(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract Fee” in “Charges, Expenses, and Adjustments”.

(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges, Expenses, and Adjustments”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

In addition to the fees described above, we limit the amount you can earn on the Segments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment Options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.67%	0.97%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other variable annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,432	$12,484	$16,799	$27,327	$2,432	$7,484	$12,799	$27,327
EQ/MoneyMarket	$7,911	$10,912	$14,164	$21,997	$1,911	$5,912	$10,164	$21,997

Transaction Expenses [Table Text Block]

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract or if you make certain withdrawals from an investment option or from the contract, transfer account value between investment options, or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee (2)	$35
Third Party Transfer or Exchange Fee (3)	$125
Special Service Charges (4)	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
6%	6%	5%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]		0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	[4]	6.00%
Transfer Fee, Current [Dollars]	[5]	$ 35
Transfer Fee, Footnotes [Text Block]		Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion
		of the account value is removed from an investment option or from the contract before the expiration of a specified period.
Contract Adjustments, Fee Table [Table Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion
of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
Applies to withdrawals (including automatic or systematic withdrawals, or required minimum distributions), surrenders, death benefits, annuitization, and contract cancellation prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[6]	100.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each
year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base Contract Fee (Variable Investment Option Fee) (as a percentage of daily net assets in the variable investment options) (1)(2)	1.15%

Optional Benefits Expenses

Return of Premium death benefit charge (as a percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO) (3)(4)	0.20%

(1)	This fee does not apply to amounts held in a Segment.

(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract Fee” in “Charges, Expenses, and Adjustments”.

(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges, Expenses, and Adjustments”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Base Contract Expense (of Average Account Value), Current [Percent]	[9],[13]	1.15%
Base Contract Expense, Footnotes [Text Block]
(1)	This fee does not apply to amounts held in a Segment.

(2)
On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Base Contract Fee” in “Charges, Expenses, and Adjustments”.

Optional Benefit Expense, Footnotes [Text Block]
(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges, Expenses, and Adjustments”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]		In addition to the fees described above, we limit the amount you can earn on the Segments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment Options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.67%	0.97%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]		Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	[10]	0.67%
Portfolio Company Expenses Maximum [Percent]	[10]	0.97%
Portfolio Company Expenses, Footnotes [Text Block]		“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other variable annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,432	$12,484	$16,799	$27,327	$2,432	$7,484	$12,799	$27,327
EQ/MoneyMarket	$7,911	$10,912	$14,164	$21,997	$1,911	$5,912	$10,164	$21,997

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other variable annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,432	$12,484	$16,799	$27,327	$2,432	$7,484	$12,799	$27,327
EQ/MoneyMarket	$7,911	$10,912	$14,164	$21,997	$1,911	$5,912	$10,164	$21,997

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other variable annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect the Segment Interim Value adjustment for the Segments of the SIO. Your costs could differ from those shown below if you invest in the Segments.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses and benefits available for an additional charge (the Return of Premium death benefit).

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$8,432	$12,484	$16,799	$27,327	$2,432	$7,484	$12,799	$27,327
EQ/MoneyMarket	$7,911	$10,912	$14,164	$21,997	$1,911	$5,912	$10,164	$21,997

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

This section discusses certain risks associated with purchasing a contract. The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

Variable Investment Options

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

Structured Investment Option

An investor is not invested in the Index or in the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -15% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.
You could lose as much as 85% (for Segments with a
-15%
Segment Buffer) to 90% (for Segments with a
-10%
Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide downside protection which would mean there is a risk of loss of the entire amount invested.

For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the -10% Segment Buffer. The cumulative result means that you could lose nearly 100% of your principal and previously credited interest in an Annual Lock Segment that lost 90% each Annual Lock Period. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Standard and Step Up Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 90% of your principal and previously credited interest. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.

For Dual Direction Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Dual Direction Segment you are subject to the same risk of loss.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment with a positive Index Performance Rate is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

•	Other Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	Segment Types with greater protection tend to have lower Performance Cap Rates than other similar Segment Types that use the same Index and duration but provide less protection.

Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in (1) taking a withdrawal (including a systematic withdrawal, automatic withdrawal, required minimum distribution); (2) deducting account value to pay fees, including the Return of Death Benefit fee; (3) surrendering or annuitizing your contract; and (4) canceling your contract and return it to us for a refund within your state’s “free look” period prior to a Segment Maturity Date due to charges and Segment Interim Value adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties. See “Withdrawals and surrenders” below.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risks Related to Segments, Segment Returns and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•
We may not offer new Segments of any Segment Type, so certain Segments may not be available for you to transfer your Segment Maturity Value into and you would be limited to investing in the variable investment options.

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment. If you decide to remove the amounts that were transferred to the new Segment before the new Segment’s Segment Maturity Date (which may be 1 or 6 years later), the transaction will trigger the Segment Interim Value and may be subject to withdrawal charges, taxes and tax penalties.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. The amounts transferred to the EQ/Money Market variable investment option may earn a return that is less than the return that could be earned in a different investment option.

•	The 1-year Standard Segments are only available if you are at least 91 years old and younger than 97 years old. Once the next Segment Start Date is less than six years from your contract’s maturity date you can only invest in 1-year Segments (and the iShares
®
MSCI EAFE ETF is not available). Once you are 97 years old, you can no longer invest in new Segments.

•	If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the
Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is
-10.00%
on the Segment Maturity Date the Segment Rate of Return is 10.00%, the absolute value of the negative performance, whereas, if the Index Performance Rate is
-10.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments except Annual Lock Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

•	The Segments track the performance of an Index. By investing in the SIO, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk.
Values of securities composing an index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•
Large Cap Risk.
In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries. Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index is comprised of large-cap
companies.

•
Small Cap Risk.
Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of
small-cap
companies.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to
non-U.S.
companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on
non-U.S.
companies is unreliable or outdated, or if less information about the
non-U.S.
companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—	The performance of the iShares ® MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—	The iShares ® MSCI EAFE ETF invests in foreign securities.

•	Past performance of an Index is not an indication of its future performance.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•	If the value for the underlying Index of a Segment is not published by the Index on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Withdrawals and Surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from a Segment prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity. See “Segment Interim Value” above.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	If you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.

Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.
•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—
the joint Reference Lives will not change unless one
ex-spouse
is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse
before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

Contract Changes Risk

•
We reserve the right to stop accepting any contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments of the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited.

•
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, and transferring account value from any investment option to another investment option.

•
We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in only one Segment Option and the variable investment options, which is not tied to the performance of an index.

•	We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

Insurance Company Risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made
disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made
disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made
disasters.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		85.00%
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]		10.00%
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]		In the future, we may offer other Segment Options that do not provide downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]		Your Segment Rate of Return for any Segment with a positive Index Performance Rate is limited by its Performance Cap Rate,
Index-Linked Option Risk, Index Risk [Text Block]
Risks Related to Indices

•	The Segments track the performance of an Index. By investing in the SIO, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk.
Values of securities composing an index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•
Large Cap Risk.
In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries. Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index is comprised of large-cap
companies.

•
Small Cap Risk.
Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of
small-cap
companies.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to
non-U.S.
companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on
non-U.S.
companies is unreliable or outdated, or if less information about the
non-U.S.
companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—	The performance of the iShares ® MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—	The iShares ® MSCI EAFE ETF invests in foreign securities.

•	Past performance of an Index is not an indication of its future performance.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•	If the value for the underlying Index of a Segment is not published by the Index on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]		true
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]
Structured Investment Option

The SIO provides you with the opportunity to earn interest, which may be positive or negative, that we will credit based, in part, on the performance of a specified securities Index or exchanged-traded fund from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from one Annual Lock Anniversary to the next) for Annual Lock Segments. Please be aware that the possibility of a negative return could result in a significant loss of principal and previously credited interest if the Index declines in value. You generally have the opportunity to invest in any of the Segment Types currently offered, subject to the requirements, limitations and procedures disclosed in this section. You participate in the performance of an Index by investing in the corresponding Segment. Investments in Segments are not investments in the Indices themselves or in any underlying mutual funds; Segments are not “index funds.”

Segment Types

You can only invest in Annual Lock Segment Types until the next Segment Start Date is less than six years from your maturity date and thereafter you can only invest in Standard Segment Types. Information regarding the features of each of the currently available Segment Types, including the Index name and type, the Segment Duration, the Segment Rate of Return calculation method, the current Segment Buffer, and the minimum Performance Cap Rate for the life of the Segment Type, is available in an appendix to the Prospectus. See Appendix “Investment Options available under the contract.” We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Types. Each investment in a Segment Type that starts on a particular Segment Start Date is referred to as a Segment.

A Segment Type refers to a Segment Option that has the same Index, Segment Duration, and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account. Please refer to the “Definitions of key terms” section for a discussion of these terms.

We reserve the right to offer any or all Segment Types more or less frequently or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. Please see “Suspension, termination and changes to Segment Types” later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

The maximum current number of active Segments, funded holding accounts and/or Segment Types with an allocation on file that may be active in your contract at any time is 134.

Segment Start Date

Each Segment will have a Segment Start Date. Segments generally start on the first or third Thursday of each month. However, the Segment Start Date may sometimes be a different day under certain circumstances. Please see “Setting the Segment Maturity Date and Segment Start Date”. Also, we may offer Segments more or less frequently and on different days for some or all contracts.

Segment Type Holding Accounts

Any contribution or transfer designated for a Segment Type will be allocated to the corresponding Segment Type Holding Account until the Segment Start Date. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option. The Segment Type Holding Accounts have the same rate of return as the EQ/Money Market variable investment option. You must transfer or contribute to the Segment Type Holding Account for the corresponding Segment Type if you want to invest in a Segment; you cannot transfer or contribute directly to a Segment.

You can transfer amounts from a Segment Type Holding Account into any of the variable investment options, or another Segment Type Holding Account at any time up to the close of business on the last business day before the Segment Start Date.

Segment Participation Requirements

Provided that all participation requirements are met, all amounts allocated to a Segment Type that are in the associated Segment Type Holding Account as of the close of business on the business day preceding the Segment Start Date, plus any earnings on those amounts, will be transferred into the new Segment on the Segment Start Date. However, amounts transferred into the Segment Type Holding Account on the Segment Start Date itself will not be included in any new Segment created that day. These amounts will remain in the Segment Type Holding Account until they are transferred out or the next Segment Start Date on which the participation requirements are met for the amounts to be transferred into a new Segment.

The participation requirements are as follows: (1) Segment is available and (2) Segment Maturity Date Requirement is met. If these requirements are met, your account value in the Segment Type Holding Account will be transferred into a new Segment. This amount is your initial Segment Investment. Once your account value has been swept from a Segment Type Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date are not permitted.

(1) Segment is available.
The Segment must actually be created on the Segment Start Date as scheduled. We may suspend or terminate any Segment Type, at our sole discretion, at any time. If we terminate a Segment Type, no new Segments of that Segment Type will be created, and the amount that would have been transferred to the Segment will be transferred to the EQ/Money Market variable investment option instead. If we suspend a Segment Type, no new
Segments of that Segment Type will be created until the suspension ends, and the amount that would have been transferred to the Segment will remain in the Segment Type Holding Account.

(2) Segment Maturity Date Requirement is met.
The Segment Maturity Date must occur on or before the contract maturity date. If the Segment Maturity Date is after the contract maturity date, your account value in the Segment Type Holding Account will be transferred to the EQ/Money Market variable investment option.

In addition,
1-year
Standard Segments are only available if you are at least 91 years old and younger than 97 years old.

Segment Duration

We currently offer Segment Types with a duration of 1 or 6 years. Amounts removed from a Segment prior to the Segment Maturity Date (i) will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated
based on the period those amounts were invested in a Segment or Annual Lock Period; (ii) will not receive the full protection of the Segment Buffer because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary; and (iii) could reduce the Segment Investment (which we use to calculate the Segment Maturity Value on the Segment Maturity Date as described in “Segment Maturity Value”) by more than the amount withdrawn due to the Segment Interim Value.
Amounts must remain in the Segment for the full Segment Duration to be credited with full interest, to receive the full protection of the Segment Buffer, and to avoid a possible negative Segment Interim Value adjustment in addition to potential withdrawal charges, taxes and tax penalties.
See “Segment Interim Value” below and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information.

For Annual Lock Segments, the Annual Lock Periods run from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from one Annual Lock Anniversary to the next). The Performance Cap Rate and Segment Buffer are applicable to each Annual Lock Period.

Before selecting a Segment for investment, you should consider whether you are likely to make a withdrawal from the Segment or surrender or annuitize your contract prior to the end of the 1 or 6 year Segment Duration. You should also consider whether you want your returns to be linked to the applicable Index for the Segment Duration and whether the Segment Buffer and Performance Cap Rate are consistent with your investment goals and risk tolerance for the 1 or 6 year period.

Segment Maturity Date

Your Segment Maturity Date is the Segment Business Day on which a Segment ends. You will receive advance notice of maturing Segments in which you are currently invested in your quarterly statement. You will generally also receive a second advance notice of maturing Segments in which you are currently invested. The additional notice is available by mail or electronically and is generally provided at least 30 days before a Segment Maturity Date. You can instruct us to stop delivering this second notice to you at any time. We reserve the right to discontinue this second notice at any time.

Setting the Segment Maturity Date and Segment Start Date

There will generally be two or more Segment Maturity Dates and Segment Start Dates each month that the contract is outstanding. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments will generally be scheduled to occur on consecutive business days that are also Segment Business Days.

If a Segment Maturity Date falls on a holiday, the Segment Maturity Date will generally be the preceding Segment Business Day. If a Segment Start Date falls on a holiday, the Segment Start Date will generally be the preceding Segment Business Day unless that preceding Segment Business Day is not in the same month. In these instances, no Segment will begin until the next scheduled Segment Start Date. Please see Appendix “Segment Maturity Date and Segment Start Date examples” for a demonstration of the effects that scheduled holidays can have on the Segment Maturity Date and the Segment Start Date.

Segment Maturity Instructions.
You may specify maturity instructions that tell us how to allocate the Segment Maturity Value among the investment options and you can change these instructions at any time. You may tell us either to follow your instructions on file for new contributions, to withdraw all or part of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment of the same Segment Type, provided the participation requirements are met. While you may specify or change your maturity instructions for maturing Segments at any time until the close of business on the Segment Maturity Date, we recommend submitting new or revised instructions at least five business days prior to the Segment Maturity Date.

As stated above, you may elect to have maturing Segments invested according to your instructions on file, and those instructions may include allocations to different Segment Types, or you may elect to transfer your Segment Maturity Value to the next available Segment of the same Segment Type in which you are currently invested. If you take either of these steps, then the designated portion of your Segment Maturity Value will be transferred to the corresponding Segment Type Holding Account, as of the close of business on the Segment Maturity Date. Assuming that all participation requirements are met, the designated amounts will be treated like any other amounts in a Segment Type Holding Account. On the next Segment Start Date, the designated amounts in the Segment Type Holding Account will be transferred into the corresponding Segment. Typically, this means the designated amounts would be held in a Segment Type Holding Account for at least one business day.
If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the Segment Type Holding Account for the same Segment Type as the maturing Segment. Your Segment Maturity Value would then be transferred from that Segment Type Holding Account into the next Segment of that Segment Type on the Segment Start Date except that if the next Segment to be created in the Segment Type would not meet the Segment Maturity Date Requirement or that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

If you are impacted by these delays, you may transfer your Segment Maturity Value into another Segment Type Holding Account or any other variable investment option at any time before the next Segment Start Date.

Segment Maturity Value

We calculate your Segment Maturity Value on the Segment Maturity Date using your Segment Investment and the Segment Rate of Return. See “Segment Rate of Return,” “Performance Cap Rate,” and “Segment Buffer” below for more information.

Your Segment Maturity Value for all Segments is calculated as follows:

We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus your Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment. Please note that the Segment Investment and resulting Segment Return Amount will have been reduced by the Return of Premium Death Benefit charge if those charges were deducted on any contract date anniversary during the Segment.

The values used in the calculation are based on the value of the Index on the Segment Start Date and they are compared to the values on the Segment Maturity Date or relevant Annual Lock Period. Any fluctuations in the value of the Index between the Segment Start Date and Segment Maturity Date or between the Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored in calculating the Segment Rate of Return. See Appendix “Segment Maturity Value Calculation Examples” for examples calculating the Segment Rate of Return, Segment Return Amount and Segment Maturity Value.

Segment Interim Value

The total amount earned on an investment in a Segment of the SIO is only applied at Segment maturity. If any amount leaves a Segment on any date prior to the Segment Maturity Date, we calculate the Segment Interim Value of the Segment as described in “Charges, Expenses, and Adjustments.” Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value calculation: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period.
If you make one of these transactions, the Segment Interim Value could ultimately result in a significant loss of principal and previously credited interest.

Segment Rate of Return

The Segment Rate of Return is calculated using the Segment Buffer or Performance Cap Rate as described below for each Segment Type. See Appendix: “Segment Maturity Value Calculation Examples” for numerical examples of each calculation method.

Annual Lock Segments.
For Annual Lock Segments, the Segment Rate of Return is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected. The Annual Lock Yearly Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the first Annual Lock Anniversary and thereafter from one Annual Lock Anniversary to the next), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate for the Annual Lock Period:	Your Annual Lock Yearly Rate of Return for that Annual Lock Period will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0%
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer

We first multiply your Segment Investment by your Annual Lock Yearly Rate of Return for the first year (first Annual Lock Period) to get your Annual Lock Yearly Return Amount for that year (Annual Lock Period). Your Annual Lock Anniversary Ending Amount for the first Annual Lock Period is equal to your Segment Investment plus or minus your Annual Lock Yearly Return Amount for that Annual Lock Period. Your Annual Lock Yearly Return Amount for that period may be negative, in which case your Annual Lock Anniversary Ending Amount for that period will be less than your Segment Investment. The Annual Lock Anniversary Ending Amount on the first Annual Lock Anniversary is the Annual Lock Anniversary Starting Amount for the second year (second Annual Lock Period) that we multiply by the Annual Lock Yearly Rate of Return for that Annual Lock Period and so on for the remaining Annual Lock Periods until the Segment
Maturity Date (sixth Annual Lock Anniversary). These values are based on the change in the value of the relevant Index during the relevant Annual Lock Period. Any fluctuation in the value of the Index between a Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored when calculating the Annual Lock Anniversary Ending Amount.

Please note: (i) the Annual Lock Anniversary Starting Amount (and each subsequent Annual Lock Anniversary Starting and Ending Amount) is adjusted for any withdrawals (including any withdrawal charge and Return of Premium Death Benefit charge) from the Segment and (ii) the Annual Lock Anniversary Starting and Ending Amounts are used solely to calculate the Segment Maturity Value for Annual Lock Segments, are not credited to the contract, are not the Segment Interim Value, and cannot be received upon surrender or withdrawal.

Please see Appendix “Investment Options available under the contract” for a list of the current Annual Lock Segment Types.

Annual Lock Segment example
: For the S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% with a
10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six one-year periods starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during an Annual Lock Period, your Rate of Return could be as much as
10% for that Annual Lock Period. If the Index performs negatively during an Annual Lock Period, at that Annual Lock Anniversary you will be protected from the first 10% of the Index’s decline. If the Index performance is between
-10%
and 0% for that Annual Lock Period, your Annual Lock Anniversary Ending Amount on that Annual Lock Anniversary will be equal to the Annual Lock Anniversary Starting Amount (or Segment Investment for the first Annual Lock Period). See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Step Up Segments.
For Step Up Segments, the Segment Rate of Return is equal to

•	the Performance Cap Rate if the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date) is greater than or equal to zero or

•	the Index Performance Rate if the Index Performance Rate is negative, subject to the Segment Buffer,

minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than or equal to zero	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

If the Index Performance Rate:	Your Segment Rate of Return will be:
is negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note:
Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00% whereas, if the Index Performance Rate is
-0.01%
on the Segment Maturity Date the Segment Rate of Return is 0.00%.

Please see Appendix “Investment Options available under the contract” for a list of the current Step Up Segment Types.

Step Up Segment example
: For the S&P 500 Price Return Index Step Up/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Step Up/1 year/-10% with a 9% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively or equal to zero during this period, your Segment Rate of Return would be 9% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Step Up Segments is equal to the Performance Cap Rate for certain lower returns.

Standard Segments.
For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please see Appendix “Investment Options available under the contract” for a list of the current Standard Segment Types.

Standard Segment example
: For the S&P 500 Price Return Index/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index/1 year/ -10% with a 10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as 10% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Dual Direction Segments.
For Dual Direction Segments, the Segment Rate of Return is equal to the absolute value of Index Performance Rate subject to the Performance Cap Rate unless the Index Performance Rate is less than the Segment Buffer in which case it is equal to the Index Performance Rate subject to the Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is between the Performance Cap Rate and Segment Buffer (or equal to either)*	equal to absolute value of the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is less than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
*	If the Index Performance Rate is zero, the Segment Rate of Return is zero.

These values are based on the value of the Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note:
Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is
-15.00%
on the Segment Maturity Date the Segment Rate of Return is 15.00% whereas, if the Index Performance Rate is
-15.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%.

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Direction Segment Types.

Dual Direction Segment example:
 For the S&P 500 Price Return Index/6 year Dual Direction/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Direction/6 year/-10% with a 90% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as 90% for that Segment Duration. If the Index performs negatively but not more negatively than the Segment Buffer during this period, at maturity your Segment Rate of Return will be equal to the absolute value of the Index’s negative performance. This means that if the Index performs negatively down to and including -10%, your Segment Rate of Return will be positive up to and including 10%. If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer. If the Index is flat (0% return), your Segment Rate of Return will be zero. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Please note:
The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, the absolute value of -3 is 3. Therefore, for purposes of the Segment Rate of Return calculation, the absolute value of the Index Performance Rate is simply the Index Performance Rate without regard to its mathematical sign (e.g., the absolute value of a -3% Index Performance Rate is 3%).

Dual Direction Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Dual Direction Segments is equal to the absolute value of the Index Performance Rate for certain negative returns. Please note that the Performance Cap Rate and Segment Rate of Return for Dual Direction Segments are cumulative rates of return over the 6-year period from the Segment Start Date to the Segment Maturity Date. They are NOT annual rates, even though the Segment Duration is longer than one year.

The Indices are described in more detail below, under the heading “Indices.”

Performance Cap Rate

The Performance Cap Rate determines the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date or the maximum Annual Lock Yearly Rate of Return on each Annual Lock Anniversary. Performance Cap Rates are announced at least two weeks before the Segment Start Date and can be found at www.equitable.com/scsplusguard-rates-prospectus. The Performance Cap Rate for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration. The Performance Cap Rate for the same Segment may be higher or lower for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

You may not transfer out of a Segment before the Segment Maturity Date. For more information regarding transfer restrictions, please see “Transferring your account value”.

The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. For example, if the Index return is 12% and the

Performance Cap Rate is 4%, we will credit 4% in interest on the Segment maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.

Our minimum Performance Cap Rates for Standard, Annual Lock and Step Up Segments is 2%. Out minimum Performance Cap Rate for Dual Direction Segments is 12%. We guarantee that for the life of your contract we will not open a Segment with a Performance Cap Rate below the minimum Performance Cap Rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment. When this happens, the Segment is referred to as uncapped.

Please note that the Performance Cap Rate and Segment Rate of Return are cumulative rates of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments, NOT annual rates, even if the Segment Duration is longer than one year.

The Performance Cap Rate is set at our sole discretion. In determining the current Performance Cap Rate for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the rates offered by our competitors, the rates of other Segments, and the current market enviroment.

Segment Buffer

The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer. The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 15% of loss.
There is a risk of a substantial
loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer on the
Segment Maturity Date
. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

The Segment Buffer for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration. See Appendix: “Investment Options available under the contract” for the current Segment Buffer for each Segment Type.
We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

The Segment Buffer is set at our sole discretion. In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment. Before selecting a Segment for investment, you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration of the Segment Type.

On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the -15% Segment Buffer and the lowest level of protection provided by a Segment Buffer is the -10% Segment Buffer.

Indices

Each Segment Type references an Index that determines the performance of its associated Segments. We currently offer Segment Types based on the performance of (1) securities indices or (2) exchange-traded funds. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term “Index” or, collectively, “Indices.” Not all Indices may be available under your contract. Please see Appendix “State contract availability and/or variations of certain features and benefits”.

Securities Indices.
The following securities Indices are currently available:

S&P 500 Price Return Index.
 The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Russell 2000
®
Price Return Index.
 The Russell 2000
®
Price Return Index was established by Russell Investments. The Russell 2000
®
Price Return Index measures the performance of the
small-cap
segment of the U.S. equity universe. The Russell 2000
®
Price Return Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Exchange-Traded Funds
. The following exchange-traded funds are currently available:

iShares
®
MSCI EAFE ETF
. The iShares
®
MSCI EAFE ETF seeks investment results that correspond generally to the performance of the MSCI EAFE Index, which is the underlying index. The underlying index is composed of large and mid-capitalization developed market equities including Europe, Australasia and the Far East and excluding the United States and Canada. The iShares
®
MSCI EAFE ETF is an exchange traded fund. The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate the performance of the underlying index, may underperform the underlying index, or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index. The investment performance of the iShares
®
MSCI EAFE ETF Segment is only based on the closing share price of the Index Fund. The iShares
®
MSCI EAFE ETF Segment does not include dividends and other distributions declared by the Index Fund, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap Rate and a hypothetical
-10%
Segment Buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of
any
Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Effect of an emergency close.
Segments are scheduled to mature and start on Segment Business Days. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments starting will generally occur on consecutive business days that are also Segment Business Days. It is possible that an Index could be affected by an emergency close on a Segment Business Day, thereby affecting the Index’s ability to publish a price and our ability to mature or start Segments based on the affected Index. Emergency closes can have two consequences.

1.	If the NYSE experiences an emergency close and cannot publish any prices, we will delay the maturity or start of all Segments for all Indices.

2.	If any Index other than the NYSE experiences an emergency close, we will delay the maturity and start of the Segments using the affected Index and mature or start Segments for all unaffected Indices.

The emergency closure of an
Index other than the NYSE
can have a different effect if it occurs on a Segment Maturity Date rather than a Segment Start Date. We do not currently offer any such Index, but may in the future.

•
If an emergency close occurs on a scheduled Segment Maturity Date, then the Segment Maturity Date for that Segment will be delayed until the next Segment Business Day. The next Segment Business Day would be the Segment Start Date. If the emergency close only lasted that one day, the Segment Start Date and the Segment Maturity Date for the affected Segment would occur on the same day.

•	If an emergency close occurs on an Index other than the NYSE on a scheduled Segment Start Date, then we would not create Segments that utilize the affected

Index. However, on that day we would create Segments that utilize unaffected Indices. Consequently, Segment Maturity Values designated for Segment Types that utilize an affected Index would not be allocated to Segments and would remain in the corresponding Segment Type Holding Account.

If the conditions that cause an emergency close persist, we will use reasonable efforts to calculate the Segment Maturity Value of any affected Segments. If the affected Index cannot be priced within eight days, we will contact a calculating agency, normally a bank we have a contractual relationship with, which will determine a price to reflect a reasonable estimate of the Index level.

Suspension, Termination and Changes to Segment Types and Indices

We may decide at any time until the close of business on each Segment Start Date whether to offer any or all of the Segment Types described in this Prospectus on a Segment Start Date for a particular Segment. We may suspend a Segment Type for a week, month or a period of several months, or we may terminate a Segment Type entirely.

If a Segment Type is suspended, your account value will remain in the Segment Type Holding Account until a Segment of that Segment Type is offered or you transfer out of the Segment Type Holding Account. We will provide you with written confirmation when money is not transferred from a Segment Type Holding Account into a segment due to the suspension of a Segment Type.

If a Segment Type is terminated, your account value in the corresponding Segment Type Holding Account will be defaulted into the EQ/Money Market variable investment option on the date that would have been the Segment Start Date.

We have the right to substitute an alternative index prior to Segment maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publisher of the index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging become excessive, or if the calculation of one or more of the Indices is substantially changed. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. For example, if the Russell 2000
®
Index were not available, we might use the NASDAQ.

We also have the right to add additional Indices under the contract at any time. We would provide notice about the use of additional Indices before they are available for use with a Segment or alternative Indices, as soon as practicable, after the Index is no longer being used. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value, Annual Lock Yearly Rate of Return, Annual Lock Anniversary Starting and Ending Amounts and Segment Interim Value because it would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment.

In addition, we reserve the right to use any or all reasonable methods to end any outstanding segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination.

We reserve the right to offer any or all Segment Types more or less frequently than we have been or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts.
If we stop offering or suspend certain Segment Types, each existing Segment of those Segment Types will remain invested until its respective Segment Maturity Date. In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the variable investment options. Such action would not change or limit any other rights or benefits under the contract. You could also choose to surrender your contract but you could be subject to the Segment Interim Value calculation, withdrawal charges, taxes and tax penalties, and if you purchase another retirement vehicle it may have different features, fees and risks than this contract. If you are buying this contract for the SIO you should speak to your financial advisor as to whether this product is right for you.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]		The SIO provides you with the opportunity to earn interest, which may be positive or negative, that we will credit based, in part, on the performance of a specified securities Index or exchanged-traded fund from the Segment Start Date to the Segment Maturity Date
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]		Investments in Segments are not investments in the Indices themselves or in any underlying mutual funds; Segments are not “index funds.”
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]		Please be aware that the possibility of a negative return could result in a significant loss of principal and previously credited interest if the Index declines in value.
Index-Linked Option Details, Interest Crediting [Line Items]
Index-Linked Option Details, Interest Crediting [Text Block]
Segment Rate of Return

The Segment Rate of Return is calculated using the Segment Buffer or Performance Cap Rate as described below for each Segment Type. See Appendix: “Segment Maturity Value Calculation Examples” for numerical examples of each calculation method.

Annual Lock Segments.
For Annual Lock Segments, the Segment Rate of Return is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected. The Annual Lock Yearly Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the first Annual Lock Anniversary and thereafter from one Annual Lock Anniversary to the next), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate for the Annual Lock Period:	Your Annual Lock Yearly Rate of Return for that Annual Lock Period will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0%
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer

We first multiply your Segment Investment by your Annual Lock Yearly Rate of Return for the first year (first Annual Lock Period) to get your Annual Lock Yearly Return Amount for that year (Annual Lock Period). Your Annual Lock Anniversary Ending Amount for the first Annual Lock Period is equal to your Segment Investment plus or minus your Annual Lock Yearly Return Amount for that Annual Lock Period. Your Annual Lock Yearly Return Amount for that period may be negative, in which case your Annual Lock Anniversary Ending Amount for that period will be less than your Segment Investment. The Annual Lock Anniversary Ending Amount on the first Annual Lock Anniversary is the Annual Lock Anniversary Starting Amount for the second year (second Annual Lock Period) that we multiply by the Annual Lock Yearly Rate of Return for that Annual Lock Period and so on for the remaining Annual Lock Periods until the Segment
Maturity Date (sixth Annual Lock Anniversary). These values are based on the change in the value of the relevant Index during the relevant Annual Lock Period. Any fluctuation in the value of the Index between a Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored when calculating the Annual Lock Anniversary Ending Amount.

Please note: (i) the Annual Lock Anniversary Starting Amount (and each subsequent Annual Lock Anniversary Starting and Ending Amount) is adjusted for any withdrawals (including any withdrawal charge and Return of Premium Death Benefit charge) from the Segment and (ii) the Annual Lock Anniversary Starting and Ending Amounts are used solely to calculate the Segment Maturity Value for Annual Lock Segments, are not credited to the contract, are not the Segment Interim Value, and cannot be received upon surrender or withdrawal.

Please see Appendix “Investment Options available under the contract” for a list of the current Annual Lock Segment Types.

Annual Lock Segment example
: For the S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% with a
10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six one-year periods starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during an Annual Lock Period, your Rate of Return could be as much as
10% for that Annual Lock Period. If the Index performs negatively during an Annual Lock Period, at that Annual Lock Anniversary you will be protected from the first 10% of the Index’s decline. If the Index performance is between
-10%
and 0% for that Annual Lock Period, your Annual Lock Anniversary Ending Amount on that Annual Lock Anniversary will be equal to the Annual Lock Anniversary Starting Amount (or Segment Investment for the first Annual Lock Period). See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Step Up Segments.
For Step Up Segments, the Segment Rate of Return is equal to

•	the Performance Cap Rate if the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date) is greater than or equal to zero or

•	the Index Performance Rate if the Index Performance Rate is negative, subject to the Segment Buffer,

minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than or equal to zero	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

If the Index Performance Rate:	Your Segment Rate of Return will be:
is negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note:
Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00% whereas, if the Index Performance Rate is
-0.01%
on the Segment Maturity Date the Segment Rate of Return is 0.00%.

Please see Appendix “Investment Options available under the contract” for a list of the current Step Up Segment Types.

Step Up Segment example
: For the S&P 500 Price Return Index Step Up/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Step Up/1 year/-10% with a 9% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively or equal to zero during this period, your Segment Rate of Return would be 9% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Step Up Segments is equal to the Performance Cap Rate for certain lower returns.

Standard Segments.
For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please see Appendix “Investment Options available under the contract” for a list of the current Standard Segment Types.

Standard Segment example
: For the S&P 500 Price Return Index/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index/1 year/ -10% with a 10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as 10% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Dual Direction Segments.
For Dual Direction Segments, the Segment Rate of Return is equal to the absolute value of Index Performance Rate subject to the Performance Cap Rate unless the Index Performance Rate is less than the Segment Buffer in which case it is equal to the Index Performance Rate subject to the Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is between the Performance Cap Rate and Segment Buffer (or equal to either)*	equal to absolute value of the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is less than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
*	If the Index Performance Rate is zero, the Segment Rate of Return is zero.

These values are based on the value of the Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note:
Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is
-15.00%
on the Segment Maturity Date the Segment Rate of Return is 15.00% whereas, if the Index Performance Rate is
-15.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%.

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Direction Segment Types.

Dual Direction Segment example:
 For the S&P 500 Price Return Index/6 year Dual Direction/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Direction/6 year/-10% with a 90% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as 90% for that Segment Duration. If the Index performs negatively but not more negatively than the Segment Buffer during this period, at maturity your Segment Rate of Return will be equal to the absolute value of the Index’s negative performance. This means that if the Index performs negatively down to and including -10%, your Segment Rate of Return will be positive up to and including 10%. If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer. If the Index is flat (0% return), your Segment Rate of Return will be zero. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Please note:
The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, the absolute value of -3 is 3. Therefore, for purposes of the Segment Rate of Return calculation, the absolute value of the Index Performance Rate is simply the Index Performance Rate without regard to its mathematical sign (e.g., the absolute value of a -3% Index Performance Rate is 3%).

Dual Direction Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Dual Direction Segments is equal to the absolute value of the Index Performance Rate for certain negative returns. Please note that the Performance Cap Rate and Segment Rate of Return for Dual Direction Segments are cumulative rates of return over the 6-year period from the Segment Start Date to the Segment Maturity Date. They are NOT annual rates, even though the Segment Duration is longer than one year.

The Indices are described in more detail below, under the heading “Indices.”

Performance Cap Rate

The Performance Cap Rate determines the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date or the maximum Annual Lock Yearly Rate of Return on each Annual Lock Anniversary. Performance Cap Rates are announced at least two weeks before the Segment Start Date and can be found at www.equitable.com/scsplusguard-rates-prospectus. The Performance Cap Rate for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration. The Performance Cap Rate for the same Segment may be higher or lower for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

You may not transfer out of a Segment before the Segment Maturity Date. For more information regarding transfer restrictions, please see “Transferring your account value”.

The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. For example, if the Index return is 12% and the

Performance Cap Rate is 4%, we will credit 4% in interest on the Segment maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.

Our minimum Performance Cap Rates for Standard, Annual Lock and Step Up Segments is 2%. Out minimum Performance Cap Rate for Dual Direction Segments is 12%. We guarantee that for the life of your contract we will not open a Segment with a Performance Cap Rate below the minimum Performance Cap Rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment. When this happens, the Segment is referred to as uncapped.

Please note that the Performance Cap Rate and Segment Rate of Return are cumulative rates of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments, NOT annual rates, even if the Segment Duration is longer than one year.

The Performance Cap Rate is set at our sole discretion. In determining the current Performance Cap Rate for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the rates offered by our competitors, the rates of other Segments, and the current market enviroment.

Segment Buffer

The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer. The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 15% of loss.
There is a risk of a substantial
loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer on the
Segment Maturity Date
. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

The Segment Buffer for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration. See Appendix: “Investment Options available under the contract” for the current Segment Buffer for each Segment Type.
We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

The Segment Buffer is set at our sole discretion. In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment. Before selecting a Segment for investment, you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration of the Segment Type.

On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the -15% Segment Buffer and the lowest level of protection provided by a Segment Buffer is the -10% Segment Buffer.

Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]		The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 15% of loss.
There is a risk of a substantial
loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer on the
Segment Maturity Date
		.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]		For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.
Index-Linked Option Details, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]		The Segment Buffer for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration.
Index-Linked Option Details, Guaranteed Minimum Limit on Index Losses [Text Block]		We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
Index-Linked Option Details, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]		The Segment Buffer is set at our sole discretion. In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment.
Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]		Before selecting a Segment for investment, you should consider whetherthe Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration of the Segment Type.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]		The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]		The Performance Cap Rate determines the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date or the maximum Annual Lock Yearly Rate of Return on each Annual Lock Anniversary.
Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]		For example, if the Index return is 12% and thePerformance Cap Rate is 4%, we will credit 4% in interest on the Segment maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]		The Performance Cap Rate for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration.
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]		Performance Cap Rates are announced at least two weeks before the Segment Start Date and can be found at www.equitable.com/scsplusguard-rates-prospectus.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]		The Performance Cap Rate is set at our sole discretion. In determining the current Performance Cap Rate for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the rates offered by our competitors, the rates of other Segments, and the current market enviroment.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Bar Chart Legend [Text Block]

The performance below is NOT the performance of
any
Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
Segment Types

You can only invest in Annual Lock Segment Types until the next Segment Start Date is less than six years from your maturity date and thereafter you can only invest in Standard Segment Types. Information regarding the features of each of the currently available Segment Types, including the Index name and type, the Segment Duration, the Segment Rate of Return calculation method, the current Segment Buffer, and the minimum Performance Cap Rate for the life of the Segment Type, is available in an appendix to the Prospectus. See Appendix “Investment Options available under the contract.” We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Types. Each investment in a Segment Type that starts on a particular Segment Start Date is referred to as a Segment.

A Segment Type refers to a Segment Option that has the same Index, Segment Duration, and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account. Please refer to the “Definitions of key terms” section for a discussion of these terms.

We reserve the right to offer any or all Segment Types more or less frequently or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. Please see “Suspension, termination and changes to Segment Types” later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

The maximum current number of active Segments, funded holding accounts and/or Segment Types with an allocation on file that may be active in your contract at any time is 134.

Index-Linked Option Details, Index Substitution [Text Block]		We have the right to substitute an alternative index prior to Segment maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publisher of the index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging become excessive, or if the calculation of one or more of the Indices is substantially changed. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.
Index-Linked Option Details, Index Substitution Calculation [Text Block]		We also have the right to add additional Indices under the contract at any time. We would provide notice about the use of additional Indices before they are available for use with a Segment or alternative Indices, as soon as practicable, after the Index is no longer being used. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value, Annual Lock Yearly Rate of Return, Annual Lock Anniversary Starting and Ending Amounts and Segment Interim Value because it would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
7.
Charges, Expenses, and Adjustments

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option (including the Segment Type Holding Account and dollar cap averaging account). These charges are reflected in the unit values of each variable investment option:

•	a base contract fee; and

•	a Return of Premium Death Benefit charge (if applicable).

We also deduct the Return of Premium Death Benefit charge from each Segment as part of the Segment Rate of Return.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	at the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge.

•	at the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

•	at the time you request a transfer among the variable investment options in excess of 12 transfers in a contract year — a transfer charge (currently, there is no transfer charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements”.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Charges under the contracts

Base Contract fee

We deduct a daily charge from the net assets in each variable investment option (including the Segment Type Holding Account and dollar cap averaging account) to compensate us for administrative expenses, sales expenses and certain expense risks we assume under the contracts. The daily charge shown as an annual rate of the net assets in each variable investment option is 1.15%.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. This charge also compensates us for administrative expenses and a portion of our sales expenses, under the contract.

On a
non-guaranteed
basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this fee, then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

This fee does not apply to amounts held in a Segment.

Transfer charge

Currently, we do not charge for transfers among variable investment options under the contract. However, we reserve the right to charge for any transfers among variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge is designed to compensate the company with respect to administering the transaction. The charge is also designed to deter disruptive transfer activity. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Each time you request a transfer from one variable investment option to another, we will assess the transfer charge (if applicable). Separate requests submitted on the same day will each be treated as a separate transfer. Any transfer charge will be deducted from the variable investment options from which the transfer is made. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge. We will also not charge for transfers made in connection with our Dollar Cap Averaging Program.

Any such transfer charge will be deducted from Segment Interim Value of the Segment from which the transfer is made and the Segment Investment will be reduced on a pro rata basis by the same proportion that the Segment Interim Value was reduced on the date of the deduction by the amount of the charge.

Return of Premium Death Benefit charge

If you elect the Return of Premium Death Benefit, we deduct:

•	A daily charge from the net assets in each variable investment option (including each Segment Type Holding

Account and the dollar cap averaging account). The charge is equal to an annual rate of 0.20% of the net assets in each investment option. We add the Return of Premium Death Benefit charge to the variable investment option fee and deduct the combined amount on a daily basis from the net assets in each variable investment option. On a non-guaranteed
basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the sum of the Return of Premium Death Benefit charge and the variable investment option fee, then we will waive the difference between the return on the EQ/Money Market variable investment option and the sum of the variable investment option fee and the Return of Premium Death Benefit charge, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive the sum of the Return of Premium Death Benefit charge and the variable investment option fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

and

•
A charge from each Segment as part of the Segment Rate of Return. The charge is equal to an annual rate of 0.20% of the Segment Investment in each Segment for the Segment Duration and is deducted when calculating the Segment Rate of Return on the Segment Maturity Date. A pro rata portion of this charge is deducted as part of the Segment Interim Value calculation if a partial withdrawal is taken from a Segment on a date other than the Segment Maturity Date or if the contract is surrendered, canceled, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation. If any portion of this charge is deducted from one or more Segments the Segment Interim Value adjustment will apply and, over time, could result in a significant loss of principal and previously credited interest.

The Return of Premium Death Benefit charge is designed to compensate us for providing the Return of Premium Death Benefit amount.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.
 We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.
Express mail charge.
 We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge.
 We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Check preparation charge.
 The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge, which would be deducted from the amount you request following imposition of such a charge. We reserve the right to charge a maximum of $85.

Charge for third-party transfer or exchange

Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge from the amount you request for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125.

Withdrawal charge

A withdrawal charge may apply in four circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; (3) we terminate your contract; or (4) if you annuitize your contract and elect a non-life contingent annuity option. The amount of the charge will depend on whether the 10% free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+

6%	6%	5%	5%	4%	3%	0%

For purposes of calculating the withdrawal charge, we treat the year in which we receive a contribution as “contract year 1.” Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See “Tax information”.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options (excluding the Segment Type Holding Accounts and dollar cap averaging account). If those amounts are insufficient, we will deduct all or a portion of the required amounts pro rata from the Segment Type Holding Accounts. If the amounts in the Segment Type Holding Accounts are still insufficient, we will deduct all or a portion of the required amounts from the dollar cap averaging account. If the amount in the dollar cap averaging account is still insufficient, we deduct all or a portion of the required amounts from the Segments on a pro rata basis. If you specify that your withdrawal be taken from specific investment options, the amount of the withdrawal charge will first be taken from the investment options you specify. If there is insufficient value in those options to pay the withdrawal charge after your withdrawal is deducted, then the remainder of the withdrawal charge is deducted as described above.

Withdrawals from a Segment or a Segment Type Holding Account are subject to the same withdrawal charge calculations as a withdrawal from any other investment option. Any withdrawal from a Segment will reduce the Segment Interim Value. A withdrawal from a Segment Type Holding Account reduces the amount that will be transferred to a Segment. For more information, see “Structured Investment Option” in “Purchasing the contract”.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.
Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of the contract year. In the first contract year amounts received within 90 days of the contract date are included for purposes of calculating the free withdrawal amount. When a contract is surrendered in certain states, the free withdrawal amount is not taken into account when calculating the amount of the withdrawal.

Assume you made an initial contribution of $100,000 to a
6-year
Segment and a subsequent contribution of $40,000 in contract year 2 to another 6-year Segment. At the beginning of the seventh contract year, if your account value is $200,000, your withdrawal charge free amount is $120,000 ($20,000 from the 10% free withdrawal amount plus $100,000 from contributions which are no longer subject to withdrawal charges). If you withdraw the entire Segment Maturity Value of the first Segment when it matures (assume $150,000), you would pay a withdrawal charge of $900 on the $30,000 of contributions deemed to be withdrawn from the contract (3% of ($150,000 - $20,000 - $100,000)). As this example shows, for purposes of calculating withdrawal charges, all contributions (both initial and subsequent) are deemed withdrawn before any earnings, even earnings from Segments where the associated contributions are no longer subject to withdrawal charges.

Death.
 The withdrawal charge does not apply if the owner dies and a death benefit is payable to the beneficiary.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i)	An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that an owner’s (or older joint owner’s, if applicable) life expectancy is six months or less; or

(iii)
An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Adjustments

Adjustments with respect to early distributions from Segments

We calculate the Segment Interim Value when any amount leaves a Segment, whether a partial withdrawal or a full contract surrender, or upon death or cancellation or annuitization of the contract, from a Segment prior to the Segment Maturity Date. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value calculation: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s free look” period.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. The formula is designed to measure the fair value of your Segment Investment on the particular interim date, and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal prior to the Segment Maturity Date. You should note that even if a corresponding Index has experienced positive growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment.

The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Participation in upside performance for early withdrawals is pro-rated
based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

Withdrawals from a Segment prior to your Segment Maturity Date reduce the Segment Investment on a pro rata basis by the same proportion that the Segment Interim Value is reduced on the date of the withdrawal. We use the Segment Investment to determine your Segment Maturity Value.

Please note that if a Return of Premium Death Benefit charge is deducted from a Segment, the charge will be deducted from the Segment Interim Value.

The formula we use, in part, derives the fair value of hypothetical investments in fixed instruments and derivatives. These values provide us with protection from the risk that we will have to pay out account value related to a Segment prior to the Segment Maturity Date. The formula also includes an adjustment relating to the Cap Calculation Factor. This is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. Additional information about Segment Interim Values, including the actual calculation formula and examples illustrating the operation of the Segment Interim Value adjustment, is located in the SAI.

You can obtain the current Segment Interim Values for the Segments in which you are invested by calling 1-877-899-3743. The Segment Interim Value of a Segment can fluctuate daily, and the current value quoted to you may differ from the actual Segment Interim Value calculated at the time you make a transaction that triggers the Segment Interim Value calculation.

Charges that the Trust deducts

The Trust deducts charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trust.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the variable investment option fee, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the
12b-1
fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales and administration generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Applicable Period [Text Block]		We calculate the Segment Interim Value when any amount leaves a Segment, whether a partial withdrawal or a full contract surrender, or upon death or cancellation or annuitization of the contract, from a Segment prior to the Segment Maturity Date.
Contract Adjustment, Applicable Transaction [Text Block]		Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value calculation: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s free look” period.
Contract Adjustment, Manner Determined [Text Block]		The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. The formula is designed to measure the fair value of your Segment Investment on the particular interim date, and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal prior to the Segment Maturity Date. You should note that even if a corresponding Index has experienced positive growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment.
Contract Adjustment, Effect on Value and Benefits [Text Block]	The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Participation in upside performance for early withdrawals is pro-rated
		based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		You can obtain the current Segment Interim Values for the Segments in which you are invested by calling 1-877-899-3743.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		The Segment Interim Value of a Segment can fluctuate daily, and the current value quoted to you may differ from the actual Segment Interim Value calculated at the time you make a transaction that triggers the Segment Interim Value calculation.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract once you reach age 75
•
If elected, you will not get the Standard Death Benefit

(1)	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

There are no restrictions on which investment options you can invest in for the death benefits. The Segments and variable investment option may be conservative in nature and you may receive a higher rate of return from other investment options. If you are seeking more aggressive investment options the allowable investments may not be appropriate for you.

The standard death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. There is no additional charge for this benefit.

Return of Premium death benefit

At issue, you may elect the optional Return of Premium Death Benefit for an additional charge. The charge for this benefit is 0.20%. Once elected, the Return of Premium Death Benefit may not be voluntarily terminated.

The Return of Premium Death Benefit amount is equal to your initial contribution and any subsequent contributions to the contract less a deduction that reflects any withdrawals you make from the contract (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Return of Premium Death Benefit”. The amount of any withdrawal charge is described in “Charges, Expenses, and Adjustments — Withdrawal charge”. The death benefit payable if the Return of Premium Death Benefit is elected is the greater of the Return of Premium Death Benefit amount or the account value on the date we receive satisfactory proof of the Reference Life’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. For example, if your total contributions to the contract are $100,000 (and your account value is $90,000) and you have not taken any withdrawals, your Return of Premium Death Benefit amount is $100,000.

The Return of Premium Death Benefit is payable prior to annuitization upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). While the owner of the contract can be changed, the Reference Life cannot generally be changed. After the contract is issued the Reference Life (Lives) can only change as follows:

•	if you provide the required forms to remove an original joint owner due to divorce, we also remove that joint owner as a Reference Life; or

•	if the sole beneficiary is the surviving spouse, is under age 76, and elects to continue the contract upon the death of the sole Reference Life who was also the sole owner, that surviving spouse will become the new Reference Life.

If the contract has a
non-natural
owner, changing the annuitant will be treated as the death of the owner (but not as the death of the Reference Life) and the Return of Premium Death Benefit will not be payable but federal income tax rules will generally require payment of amounts under the contract within five years of changing the annuitant.
The Return of Premium Death Benefit is not available for issue ages 76 and higher. If the contract has joint owners, they must be spouses to elect the Return of Premium Death Benefit and both be less than 76 years old at issue. The Return of Premium Death Benefit is not available if the contract has a non-natural
owner and joint annuitants. No contributions are allowed after age 75 (or the first contract anniversary if later) if you elect the Return of Premium Death Benefit.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation.

How withdrawals affect your Return of Premium Death Benefit

Withdrawals through the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. If you take a withdrawal from your contract, you will reduce the Return of Premium Death Benefit amount and the reduction may be greater than the amount withdrawn. For example, if your account value is $30,000 and you withdraw $12,000 (including any withdrawal charge and Return of Premium Death Benefit charge), you have withdrawn 40% of your account value. If your Return of Premium Death Benefit amount was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 * 40%) and your new Return of Premium Death Benefit amount after the withdrawal would be $24,000 ($40,000 – $16,000). Withdrawals after the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit by the dollar amount your account value is reduced.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date.

How divorce may affect your Return of Premium Death Benefit

If you and your spouse become divorced after you purchase a contract with the Return of Premium Death Benefit, we will not divide the Return of Premium Death Benefit as part of the divorce settlement or judgement. If you are the sole owner (and Reference Life) of a contract with the Return of Premium Death Benefit, we will not remove you as the Reference Life even if your ex-spouse
becomes the sole owner of the contract as part of the divorce settlement or judgement. If you and your spouse are joint Reference Lives and you subsequently divorce, only upon submission of the necessary documentation to change the ownership of the contract to only one of the ex-spouses
will we drop the other
ex-spouse
as a Reference Life.
If the ownership is
not changed before one of the
ex-spouses
dies, the

Return of Premium Death Benefit will not be payable
.
As noted earlier, the charge for the Return of Premium Death Benefit does not end on the transfer of ownership.

As a result of the divorce, you may be required to withdraw amounts from the contract to be paid to your ex-spouse.
Any such withdrawal will reduce the Return of Premium Death Benefit amount pro rata (and therefore possibly by more than the amount withdrawn), and a withdrawal charge and Return of Premium Death Benefit charge may also apply.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary during your lifetime and while the contract is in force. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Any part of a death benefit for which there is no named or designated beneficiary living at your death will be payable in a single sum to your surviving spouse, if any; if there is no surviving spouse, then to the surviving children in equal shares; if there are no surviving children, then to your estate. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. If the contract is owned by a qualified plan trust or other entity, the death benefit is payable to the entity owner. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

Equitable Access Account

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Effect of the owner’s death

The Return of Premium Death Benefit was not elected.
In general, if the owner dies while the contract is in force, but before annuitization the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.

Once we have received notice of the owner’s death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.” If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under “Spousal continuation” or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not to exceed his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

The Return of Premium Death Benefit was elected.
In general, if the owner, who is also the sole Reference Life, dies while the contract is in force but before annuitization, the contract terminates and the death benefit is paid. If the contract is jointly owned at issue and the Reference Lives are spouses when the first Reference Life dies, the Return of Premium Death Benefit is payable upon the death of the surviving Reference Life. If the contract is owned by a non-natural
person, the annuitant will be the Reference Life and the death of the annuitant triggers the same rules that apply to the death of an owner.

If the original owner is changed to a new owner, and the new owner (who is not the Reference Life) dies before the Reference Life (or surviving Reference Life, if applicable), the Return of Premium Death Benefit is not payable and the post-death distribution rules discussed above apply.
See
“The Return of Premium Death Benefit was not elected”. Likewise, if a joint owner is added to the contract and that new joint owner (who is not the Reference Life) dies before the Reference Life, the Return of Premium Death Benefit is not payable and the post-death distribution rules apply.

Once we have notice of the Reference Life’s death (or surviving Reference Life’s death, if applicable), we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are certain circumstances, however, in which the contract can be continued by a successor owner or under the Beneficiary continuation option (“BCO”). If you are the sole Reference Life and your spouse is the sole primary beneficiary, your surviving spouse may be able to continue the contract as a successor owner, under “Spousal continuation” if your surviving spouse is not yet 76 years old. If your eligible surviving spouse continues the contract and the Return of Premium Death Benefit amount is greater than the account value, the difference will be added to the EQ/Money Market variable investment option unless your surviving spouse provides different allocation instructions.

If the beneficiary is not the surviving spouse, Spousal continuation is not available, but other post-death payout options under the BCO may be available.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any amount payable under the contract must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply if you did not elect the Return of Premium Death Benefit, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will continue to apply and no additional contributions will be permitted. If you did not elect the Return of Premium Death Benefit, the account value death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.

Spousal continuation

Return of Premium Death Benefit was not elected.
If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural
person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trust, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:
•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule remains in effect.

The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary chooses the “5-year rule” they are not permitted to transfer any account value to any Segment but instead can only transfer account value to a variable investment option.

If you divorce, Spousal continuation does not apply.

Return of Premium Death Benefit was elected.
If you are the original contract owner (and Reference Life) and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract, including the Return of Premium Death Benefit, as successor owner (and the new Reference Life) upon your death under certain conditions. The Return of Premium Death Benefit charge will continue to apply. Spousal beneficiaries (who were not also a Reference Life) must be 75 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. If you jointly own the contract with your spouse and you are joint Reference Lives, the contract continues with your spouse as the surviving Reference Life. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. For traditional and Roth IRAs, depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
 The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.
For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment or a variable investment option, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death, in which case the 1-year Standard Segments would also be available.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	Transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	A beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner or the surviving joint owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death. If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment or a variable investment option, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death, in which case the 1-year Standard Segments would also be available.
Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	Transfer restrictions on amounts in Segments prior to the election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the amount payable under the contract is a death benefit:

•	No withdrawal charges will apply to withdrawals of the death benefit by the beneficiary.

If the amount payable under the contract is the cash value:

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges, Expenses, and Adjustments”.

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary’s age, need for immediate income and a desire to continue the contract.

Other Benefits

Dollar Cap Averaging Program

Our Dollar Cap Averaging Program (“Program”) is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The Program allows you to gradually allocate amounts to available Segment Type Holding Accounts by periodically transferring approximately the same dollar amount to your selected Segment Type Holding Accounts. Regular allocations to the Segment Type Holding Accounts will allow you to invest in the Segments at different Performance Cap Rates. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segment Type Holding Accounts, limit the number of Segments which you may elect or discontinue offering the Program.

Under the Dollar Cap Averaging Program:

•	The minimum initial contribution required to establish a Program is $25,000.

•	There is no minimum contribution requirement for subsequent contributions to an existing Program. Subsequent contributions do not extend the time period of the Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment Type Holding Account(s) for the remainder of the Program.

•	The Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

•	If you elect to invest in the Program at contract issue, 100% of your initial contribution must be allocated to the Program. In other words, your initial contribution cannot be split between your Program and any other investment option available under the contract.
•	Your allocation instructions for the Program must match your instructions on file on the day the Program is established. If you change your allocation instructions on file, the instructions for your Program will change to match your new allocation instructions.

•	We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•	Currently, your account value will be transferred from the Program into your designated Segment Type Holding Account(s) on a monthly basis (using the first transfer into a Segment as the starting point for the monthly transfers). For example, if the first Segment Start Date is the first Thursday in June, each subsequent Dollar Cap Averaging transfer will generally occur on the first Thursday of the month until the requested duration is met. We may offer the Program in the future with transfers on a different basis. You can learn more about the Program by contacting your financial professional or our processing office.

•	Transfers from the dollar cap averaging account into the designated Segment Type Holding Account(s) will occur the business day preceding the next Segment Start Date. For example, if a contract is issued on January 10th and the next Segment Start Date is January 16th and January 15th is a business day, the first transfer from the dollar cap averaging account into the designated Segment Type Holding Account(s) will generally occur on January 15th.

•	Any transfers or withdrawals from the dollar cap averaging account will terminate the Program. Upon termination, all funds will be transferred to the investment options according to your allocation instructions. However, any forced withdrawals from the dollar cap averaging account as a result of an RMD will not terminate the Program.

•	If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value in the terminated Segment Type Holding Account will be moved to the EQ/Money Market variable investment option and the Program will continue.

If there are multiple Segments being transferred into as part of the Program and on the first Segment Start Date one of the Segment Types is suspended, the Suspended Segment Type will transfer on the next Segment Start Date and all subsequent transfers will generally occur on the same Thursday of the month established by the non-suspended transfers.

•	You may cancel your participation in the Program at any time by notifying us in writing. If you terminate your Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge		• Available only at contract purchase
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Optional	0.20% (1)
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract once you reach age 75
•
If elected, you will not get the Standard Death Benefit

(1)	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

Optional Benefit Expense, Footnotes [Text Block]
(3)
On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges, Expenses, and Adjustments”.

(4)
If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment Options available under the contract

Variable Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH158825. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy † — Equitable Investment Management Group, LLC (“EIMG”)	0.97%	10.05%	4.68%	6.08%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH158825. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
		EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy † — Equitable Investment Management Group, LLC (“EIMG”)	0.97%	10.05%	4.68%	6.08%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]		The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scsplus-rates-prospectus. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.
Index-Linked Options Available [Table Text Block]
Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scsplus-rates-prospectus. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
S&P 500 Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
Russell 2000 ® Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
iShares ® MSCI EAFE ETF*	Market Index	6 year	Annual Lock	-10%	2%
S&P 500 Price Return Index*	Market Index	1 year	Step Up	-10%	2%

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
Russell 2000 ® Price Return Index*	Market Index	1 year	Step Up	-10%	2%
iShares ® MSCI EAFE ETF*	Market Index	1 year	Step Up	-10%	2%
S&P 500 Price Return Index*	Market Index	1 year	Standard	-10%	2%
Russell 2000 ® Price Return Index*	Market Index	1 year	Standard	-10%	2%
S&P 500 Price Return Index*	Market Index	6 year	Dual Direction	-10%; -15%	12%; 15%
*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

(a)
For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of
December
31 of the prior calendar year.

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Structured Capital Strategies ® PLUS	38,838	8,564,471,329	15	32,068,579	1,894,742,488	Yes
Structured Capital Strategies ® PLUS Guard SM	312	72,467,215	0	67,510	22,551,724	Yes

(b)	See Exhibit (27)(r) Historical Current Limits on Index Gains.

Non-variable Annuities [Line Items]
Non-variable Annuities, Name			Structured Capital Strategies® PLUS GuardSM
Non-variable Annuities, Number Outstanding			312
Non-variable Annuities, Total Value			$ 72,467,215
Non-variable Annuities, Number Sold			0
Non-variable Annuities, Gross Premiums			$ 67,510
Non-variable Annuities, Value Redeemed			$ 22,551,724
Non-variable Annuities, Combination [Flag]			true
C000257546 [Member] | EQ/Balanced Strategy [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]		$ 8,432
Surrender Expense, 3 Years, Maximum [Dollars]		12,484
Surrender Expense, 5 Years, Maximum [Dollars]		16,799
Surrender Expense, 10 Years, Maximum [Dollars]		27,327
Annuitized Expense, 1 Year, Maximum [Dollars]		8,432
Annuitized Expense, 3 Years, Maximum [Dollars]		12,484
Annuitized Expense, 5 Years, Maximum [Dollars]		16,799
Annuitized Expense, 10 Years, Maximum [Dollars]		27,327
No Surrender Expense, 1 Year, Maximum [Dollars]		2,432
No Surrender Expense, 3 Years, Maximum [Dollars]		7,484
No Surrender Expense, 5 Years, Maximum [Dollars]		12,799
No Surrender Expense, 10 Years, Maximum [Dollars]		27,327
Variable Option [Line Items]
Portfolio Company Objective [Text Block]			Asset Allocation
Portfolio Company Name [Text Block]	[11]		EQ/Balanced Strategy
Portfolio Company Adviser [Text Block]			Equitable Investment Management Group, LLC (“EIMG”)
Current Expenses [Percent]			0.97%
Average Annual Total Returns, 1 Year [Percent]			10.05%
Average Annual Total Returns, 5 Years [Percent]			4.68%
Average Annual Total Returns, 10 Years [Percent]			6.08%
C000257546 [Member] | EQ/Money Market [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]		7,911
Surrender Expense, 3 Years, Maximum [Dollars]		10,912
Surrender Expense, 5 Years, Maximum [Dollars]		14,164
Surrender Expense, 10 Years, Maximum [Dollars]		21,997
Annuitized Expense, 1 Year, Maximum [Dollars]		7,911
Annuitized Expense, 3 Years, Maximum [Dollars]		10,912
Annuitized Expense, 5 Years, Maximum [Dollars]		14,164
Annuitized Expense, 10 Years, Maximum [Dollars]		21,997
No Surrender Expense, 1 Year, Maximum [Dollars]		1,911
No Surrender Expense, 3 Years, Maximum [Dollars]		5,912
No Surrender Expense, 5 Years, Maximum [Dollars]		10,164
No Surrender Expense, 10 Years, Maximum [Dollars]		$ 21,997
Variable Option [Line Items]
Portfolio Company Objective [Text Block]			Cash/Cash Equivalent
Portfolio Company Name [Text Block]	[12]		EQ/Money Market
Portfolio Company Adviser [Text Block]			EIMG
Portfolio Company Subadviser [Text Block]			Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]			0.67%
Average Annual Total Returns, 1 Year [Percent]			3.66%
Average Annual Total Returns, 5 Years [Percent]			2.79%
Average Annual Total Returns, 10 Years [Percent]			1.73%
C000257546 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Standard Death Benefit
Purpose of Benefit [Text Block]		Guarantees beneficiaries will receive a benefit equal to your account value.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• Available only at contract purchase
Name of Benefit [Text Block]		Standard Death Benefit
C000257546 [Member] | Return of Premium death benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	[14],[15]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Return of Premium Death Benefit
Purpose of Benefit [Text Block]		Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Current [Percent]	[14],[15]	0.20%
Brief Restrictions / Limitations [Text Block]
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract once you reach age 75
•
If elected, you will not get the Standard Death Benefit

Name of Benefit [Text Block]		Return of Premium Death Benefit
C000257546 [Member] | Dollar Cap Averaging [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Dollar Cap Averaging
Purpose of Benefit [Text Block]		Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]		true
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• $25,000 minimum to begin program
Name of Benefit [Text Block]		Dollar Cap Averaging
C000257546 [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	[16]	$ 125
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000257546 [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Minimum [Dollars]	[17]	$ 90
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000257546 [Member] | Standard [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]		2.00%
C000257546 [Member] | Annual Lock [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		2.00%
C000257546 [Member] | Step Up [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]		2.00%
C000257546 [Member] | Dual Direction [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		12.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]		12.00%
C000257546 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 85% (for Segments with a -15% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		100.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		85.00%
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is
		not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
C000257546 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment and death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Key Information, Reallocation Risk [Text Block]		On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000257546 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO (e.g., the reference Indices). Each investment option available under the contract has its own unique risks. You should review the Portfolios and the Segments of the SIO available under the contract before making an investment decision.
The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%.
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns
.

The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date. The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit
-15%
(the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see ”Structured Investment Option”, “Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

C000257546 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, and death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000257546 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk

•
We reserve the right to stop accepting any contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments of the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited.

•
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, and transferring account value from any investment option to another investment option.

•
We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in only one Segment Option and the variable investment options, which is not tied to the performance of an index.

•	We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

C000257546 [Member] | Variable Investment Options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Variable Investment Options

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

C000257546 [Member] | Structured Investment Option [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Structured Investment Option

An investor is not invested in the Index or in the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -15% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.
You could lose as much as 85% (for Segments with a
-15%
Segment Buffer) to 90% (for Segments with a
-10%
Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide downside protection which would mean there is a risk of loss of the entire amount invested.

For Annual Lock Segments
. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the -10% Segment Buffer. The cumulative result means that you could lose nearly 100% of your principal and previously credited interest in an Annual Lock Segment that lost 90% each Annual Lock Period. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Standard and Step Up Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 90% of your principal and previously credited interest. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.

For Dual Direction Segments
. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Dual Direction Segment you are subject to the same risk of loss.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment with a positive Index Performance Rate is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

•	Other Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	Segment Types with greater protection tend to have lower Performance Cap Rates than other similar Segment Types that use the same Index and duration but provide less protection.

Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in (1) taking a withdrawal (including a systematic withdrawal, automatic withdrawal, required minimum distribution); (2) deducting account value to pay fees, including the Return of Death Benefit fee; (3) surrendering or annuitizing your contract; and (4) canceling your contract and return it to us for a refund within your state’s “free look” period prior to a Segment Maturity Date due to charges and Segment Interim Value adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties. See “Withdrawals and surrenders” below.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•	You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risks Related to Segments, Segment Returns and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•
We may not offer new Segments of any Segment Type, so certain Segments may not be available for you to transfer your Segment Maturity Value into and you would be limited to investing in the variable investment options.

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment. If you decide to remove the amounts that were transferred to the new Segment before the new Segment’s Segment Maturity Date (which may be 1 or 6 years later), the transaction will trigger the Segment Interim Value and may be subject to withdrawal charges, taxes and tax penalties.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. The amounts transferred to the EQ/Money Market variable investment option may earn a return that is less than the return that could be earned in a different investment option.

•	The 1-year Standard Segments are only available if you are at least 91 years old and younger than 97 years old. Once the next Segment Start Date is less than six years from your contract’s maturity date you can only invest in 1-year Segments (and the iShares
®
MSCI EAFE ETF is not available). Once you are 97 years old, you can no longer invest in new Segments.

•	If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the
Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is
-10.00%
on the Segment Maturity Date the Segment Rate of Return is 10.00%, the absolute value of the negative performance, whereas, if the Index Performance Rate is
-10.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments except Annual Lock Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

•	The Segments track the performance of an Index. By investing in the SIO, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk.
Values of securities composing an index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•
Large Cap Risk.
In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries. Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index is comprised of large-cap
companies.

•
Small Cap Risk.
Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of
small-cap
companies.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to
non-U.S.
companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on
non-U.S.
companies is unreliable or outdated, or if less information about the
non-U.S.
companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities.

•	If you invest in a Segment that provides performance tied to the performance of the iShares ® MSCI EAFE ETF, you should consider the following:

—	The performance of the iShares ® MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares ® MSCI EAFE ETF are potentially subject to change.

—	The iShares ® MSCI EAFE ETF invests in foreign securities.

•	Past performance of an Index is not an indication of its future performance.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•	If the value for the underlying Index of a Segment is not published by the Index on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]
•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -15% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.
You could lose as much as 85% (for Segments with a
-15%
Segment Buffer) to 90% (for Segments with a
-10%
Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide downside protection which would mean there is a risk of loss of the entire amount invested.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]		An investor is not invested in the Index or in the securities tracked by the Index.
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	You could lose as much as 85% (for Segments with a
-15%
Segment Buffer) to 90% (for Segments with a
-10%
		Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
C000257546 [Member] | Withdrawals and Surrenders [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Withdrawals and Surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the Return of Premium death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from a Segment prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity. See “Segment Interim Value” above.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	If you take a withdrawal or surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.

C000257546 [Member] | Return of Premium Death Benefit [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Return of Premium Death Benefit

•	You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.
•	If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•	If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—
the joint Reference Lives will not change unless one
ex-spouse
is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse
before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

C000257546 [Member] | Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000257546 [Member] | Availability by Financial Intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000257546 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made
disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made
disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made
disasters.

C000257546 [Member] | SP 500 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
C000257546 [Member] | SP 500 Price Return Index [Member] | Standard [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index	[18]	Market Index
Index-Linked Option Available, Crediting Period	[18]	1 year
Index-Linked Option Available, Crediting Methodology	[18]	Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[18]	(10.00%)
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]		2.00%
C000257546 [Member] | SP 500 Price Return Index [Member] | Annual Lock [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257546 [Member] | SP 500 Price Return Index [Member] | Step Up [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Step Up
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257546 [Member] | SP 500 Price Return Index [Member] | Dual Direction [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index	[18]	Market Index
Index-Linked Option Available, Crediting Period	[18]	6 years
Index-Linked Option Available, Crediting Methodology	[18]	Dual Direction
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[18]	(15.00%)
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]		15.00%
C000257546 [Member] | Russell 2000 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
C000257546 [Member] | Russell 2000 Price Return Index [Member] | Standard [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index	[18]	Market Index
Index-Linked Option Available, Crediting Period	[18]	1 year
Index-Linked Option Available, Crediting Methodology	[18]	Standard
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[18]	(10.00%)
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257546 [Member] | Russell 2000 Price Return Index [Member] | Annual Lock [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257546 [Member] | Russell 2000 Price Return Index [Member] | Step Up [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index	[18]	Market Index
Index-Linked Option Available, Crediting Period	[18]	1 year
Index-Linked Option Available, Crediting Methodology	[18]	Step Up
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[18]	(10.00%)
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]		2.00%
C000257546 [Member] | iShares MSCI EAFE ETF [Member]
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]
iShares
®
MSCI EAFE ETF
. The iShares
®
MSCI EAFE ETF seeks investment results that correspond generally to the performance of the MSCI EAFE Index, which is the underlying index. The underlying index is composed of large and mid-capitalization developed market equities including Europe, Australasia and the Far East and excluding the United States and Canada. The iShares
®
MSCI EAFE ETF is an exchange traded fund. The price of the iShares
®
MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares
®
MSCI EAFE ETF may not fully replicate the performance of the underlying index, may underperform the underlyingindex, or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares
®
MSCI EAFE ETF and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index. The investment performance of the iShares
®
MSCI EAFE ETF Segment is only based on the closing share price of the Index Fund. The iShares
®
MSCI EAFE ETF Segment does not include dividends and other distributions declared by the Index Fund, which will reduce Index performance. Additional information about the Index may be found in Appendix “Index Publishers”. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap Rate and a hypothetical
-10%
Segment Buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			27.01%	0.35%	14.79%	(16.57%)	7.84%	5.07%	18.14%	(16.40%)	21.79%	(1.74%)
Annual Return, Example Capped and Buffered [Percent]			5.00%	0.35%	5.00%	(6.57%)	5.00%	5.00%	5.00%	(6.40%)	5.00%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
C000257546 [Member] | iShares MSCI EAFE ETF [Member] | Annual Lock [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	iShares® MSCI EAFE ETF
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
C000257546 [Member] | iShares MSCI EAFE ETF [Member] | Step Up [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[18]	iShares® MSCI EAFE ETF
Index-Linked Option Available, Type of Index	[18]	Market Index
Index-Linked Option Available, Crediting Period	[18]	1 year
Index-Linked Option Available, Crediting Methodology	[18]	Step Up
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[18]	(10.00%)
Index-Linked Option Available, Index Gain Limit Type		PerformanceCap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]		2.00%

[1]	Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.
[2]	Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2025 and could change from year to year.
[3]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.
[4]	The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.
[5]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.
[6]	Applies to withdrawals (including automatic or systematic withdrawals, or required minimum distributions), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
[7]	Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
[8]	On a non-guaranteed basis, we may waive any portion of the base contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the base contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges, Expenses, and Adjustments”.
[9]	This fee does not apply to amounts held in a Segment.
[10]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[11]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[12]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[13]	Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments of the SIO.
[14]	If on any date other than a Segment Maturity Date your contract is surrendered or annuitized, a partial withdrawal is taken from a Segment, a death benefit is paid, or the Return of Premium death benefit is otherwise terminated, we will deduct a pro rata portion of the charge from each Segment’s Segment Interim Value.
[15]	On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges, Expenses, and Adjustments”.
[16]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[17]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[18]	The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
[19]	Enhanced Upside Rate of 125%.